UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08234

TIFF Investment Program
(Exact name of Registrant as specified in charter)

170 N. Radnor Chester Road, Suite 300 Radnor, PA	19087
(Address of chief executive offices)	(Zip code)

Richard J. Flannery

President and Chief Executive Officer

TIFF Investment Program

170 N. Radnor Chester Road, Suite 300

Radnor, PA 19087

with a copy to:

Kristin H. Ives, Esq.

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:  610.684.8000

Date of fiscal year end:  12/31/17

Date of reporting period:  01/01/17 – 06/30/17

Item 1. Reports to Stockholders.

(Semi-Annual Report for the period 01/01/2017 through 06/30/2017 is filed herewith)

TIFF Investment Program
2017 Semi-Annual Report	JUNE 30, 2017 (Unaudited)

About TIFF

The Investment Fund for Foundations (TIFF), founded in 1991, is a not-for-profit organization that seeks to improve the investment returns of endowed non-profits by making available to them a series of multi-manager investment strategies, plus resources aimed at enhancing fiduciaries’ knowledge of investing.

TIFF Mutual Funds

TIFF Investment Program (TIP) is comprised of no-load mutual funds available primarily to foundations, endowments, other 501(c)(3) organizations, and certain other non-profit organizations meeting specified accreditation requirements. TIP consists of two mutual funds at present: TIFF Multi-Asset Fund (MAF) and TIFF Short-Term Fund (STF). TIFF Advisory Services, Inc. (TAS) serves as the investment advisor to the funds. MAF operates primarily on a multi-manager basis, and TAS has responsibility for the time-intensive task of selecting money managers and other vendors for the fund as well as for the fund’s asset allocation. With respect to STF, TAS is responsible for the day-to-day management of all of the fund’s assets.

Financial Statements

TIP is pleased to provide this Semi-Annual Report for the period ended June 30, 2017. Additional information regarding the performance of the mutual funds described herein has been provided to members via the TIFF Multi-Asset Fund quarterly reports and at www.tiff.org for STF reporting.

For Further Information

As always, we welcome the opportunity to discuss any aspect of TIFF’s services as well as answer any questions about these financial statements. For further information about TIFF, please call us at 610-684-8200 or visit www.tiff.org.

August 29, 2017

Copyright © 2017 • All rights reserved • This report is intended for institutional investors only and may not be reproduced or distributed without written permission from TIFF.

TIFF Multi-Asset Fund	June 30, 2017
Fund Expenses (Unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including entry and exit fees; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as entry fees or exit fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Including Interest and Dividend Expense**			Excluding Interest and Dividend Expense**
	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During the Period* 1/1/17 – 6/30/17	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During the Period* 1/1/17 – 6/30/17
1) Actual	$1,000.00	$1,082.30	$4.80	$1,000.00	$1,082.30	$4.75
2) Hypothetical	$1,000.00	$1,020.18	$4.66	$1,000.00	$1,020.23	$4.61
*	Expenses are equal to the fund’s annualized expense ratio of 0.93% (calculated over a six-month period, which may differ from the fund’s actual expense ratio for the full year), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Excluding interest and dividend expense, expenses incurred by the fund were 0.92%. The expense ratios do not include the fees and expenses associated with investments made in acquired funds; such fees and expenses are reflected in the acquired funds’ total return.
**	Interest expense may be related to interest paid on securities sold short or derivative instruments; dividend expense may be related to dividends paid on securities sold short.

TIFF Multi-Asset Fund	June 30, 2017
Financial Highlights

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
For a share outstanding throughout each period
Net asset value, beginning of period	$14.12		$14.25	$15.31	$16.26	$15.80	$14.54
Income (loss) from investment operations
Net investment income (a)	0.05		0.10	0.10	0.09	0.01	0.17
Net realized and unrealized gain (loss) on investments	1.10		0.51	(0.38)	0.05	2.15	1.84
Total from investment operations	1.15		0.61	(0.28)	0.14	2.16	2.01
Less distributions from
Net investment income	(0.04)		(0.04)	(0.20)	(0.11)	(0.17)	(0.30)
Net realized gains	—		(0.30)	(0.50)	(0.99)	(1.55)	(0.47)
Return of capital	—		(0.42)	(0.10)	—	—	—
Total distributions	(0.04)		(0.76)	(0.80)	(1.10)	(1.72)	(0.77)
Entry/exit fee per share (a)	0.01		0.02	0.02	0.01	0.02	0.02
Net asset value, end of period	$15.24		$14.12	$14.25	$15.31	$16.26	$15.80
Total return (b)	8.23	%(c)	4.45%	(1.72)%	1.00%	14.02%	14.00%
Ratios/supplemental data
Net assets, end of period (000s)	$3,900,666		$4,126,979	$4,837,688	$5,757,318	$5,770,761	$4,923,265
Ratio of expenses to average net assets (d)	0.93	%(e)	0.90%	0.85%	1.18%	1.31%	0.94%
Ratio of expenses to average net assets, excluding interest and dividend expense (d)	0.92	%(e)	0.87%	0.76%	0.85%	0.90%	0.81%
Ratio of net investment income to average net assets	0.68	%(e)	0.70%	0.68%	0.52%	0.06%	1.07%
Portfolio turnover	25%		65%	62%	94%	106%	54%

(a)	Calculation based on average shares outstanding.
(b)	Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, it does not reflect the deduction of such fees from a member’s purchase or redemption transaction. Therefore, a member’s total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member.
(c)	Not annualized.
(d)	The expense ratio does not include the fees and expenses associated with investments made in acquired funds; such fees and expenses are reflected in the acquired funds’ total return.
(e)	Annualized.

See accompanying Notes to Financial Statements.

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TIFF Multi-Asset Fund	June 30, 2017
Summary Schedule of Investments (Unaudited)

Foreign Common Stocks	32.4%
US Common Stocks	20.1%
Private Investment Funds	17.9%
US Treasury Bills	11.8%
US Treasury Bonds/Notes	8.8%
Exchange-Traded Funds (ETFs)	3.8%
Repurchase Agreement	3.5%
Participation Notes	0.8%
Preferred Stocks	0.3%
Warrants	0.1%
Publicly Traded Limited Partnerships	0.0%
Purchased Option Contracts	0.0%
Convertible Bonds	0.0%
Rights	0.0%
Disputed Claims Receipt	0.0%
Total Investments	99.5%
Other Assets in Excess of Liabilities	0.5%
Net Assets	100.0%

Fund holdings and sector weightings are subject to change and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments for complete holdings information. Current and future holdings are subject to risk. Diversification does not ensure a profit or protect against loss in declining markets.

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2017

	Number of Shares	Value
Investments — 99.5% of net assets
Common Stocks — 52.5%
US Common Stocks — 20.1%
Aerospace & Defense — 0.3%
DigitalGlobe, Inc. (a)	327,600	$10,909,080
NII Holdings, Inc. (a)	27,332	21,975
Northrop Grumman Corp.	6,113	1,569,268
Raytheon Co.	1,981	319,892
		12,820,215
Air Freight & Logistics — 0.0%
FedEx Corp.	2,391	519,636
Airlines — 1.0%
Alaska Air Group, Inc.	5,971	535,957
American Airlines Group, Inc.	81,063	4,079,090
Delta Air Lines, Inc.	615,017	33,051,014
Southwest Airlines Co.	3,388	210,530
United Continental Holdings, Inc. (a)	29,401	2,212,425
		40,089,016
Auto Components — 0.0%
Goodyear Tire & Rubber Co. (The)	20,719	724,336
Johnson Controls International plc	1,251	54,243
Lear Corp.	7,686	1,092,027
		1,870,606
Automobiles — 0.1%
Ford Motor Co.	66,864	748,208
General Motors Co.	39,007	1,362,515
Thor Industries, Inc.	1,079	112,777
		2,223,500
Beverages — 0.3%
Dr Pepper Snapple Group, Inc.	20,758	1,891,261
PepsiCo, Inc.	83,301	9,620,433
		11,511,694
Biotechnology — 0.1%
Biogen, Inc. (a)	4,102	1,113,119
Gilead Sciences, Inc.	17,979	1,272,553
Vertex Pharmaceuticals, Inc. (a)	4,446	572,956
		2,958,628
Building Products — 0.2%
Masco Corp.	42,478	1,623,084
USG Corp. (a)	247,749	7,189,676
		8,812,760
Capital Markets — 0.1%
Charles Schwab Corp. (The)	22,620	971,755
Morgan Stanley	12,468	555,574
Northern Trust Corp.	608	59,104
S&P Global, Inc.	4,056	592,135
		2,178,568
Chemicals — 0.6%
Calgon Carbon Corp.	364,000	5,496,400
Celanese Corp., Series A	1,873	177,823
CF Industries Holdings, Inc.	3,957	110,638

	Number of Shares	Value
Dow Chemical Co. (The)	6,061	$382,267
Eastman Chemical Co.	2,229	187,214
Ingevity Corp. (a)	608	34,899
LyondellBasell Industries NV, Class A	17,828	1,504,505
Monsanto Co.	358	42,373
Mosaic Co. (The)	415,143	9,477,715
Scotts Miracle-Gro Co. (The), Class A	4,440	397,202
Sherwin-Williams Co. (The)	2,795	980,933
Valvoline, Inc.	232,793	5,521,850
		24,313,819
Commercial Banks — 0.1%
Citizens Financial Group, Inc.	73,913	2,637,216
Huntington Bancshares Inc.	9,578	129,494
SunTrust Banks, Inc.	16,543	938,319
Wells Fargo & Co.	33,612	1,862,441
		5,567,470
Commercial Services & Supplies — 0.0%
Waste Management, Inc.	15,702	1,151,742
Communications Equipment — 0.0%
Cisco Systems, Inc.	1,972	61,724
F5 Networks, Inc. (a)	4,104	521,454
Juniper Networks, Inc.	22,974	640,515
		1,223,693
Computers & Peripherals — 0.5%
Apple, Inc.	114,362	16,470,415
Hewlett Packard Enterprise Co.	34,055	564,972
HP, Inc.	57,068	997,549
NetApp, Inc.	26,374	1,056,279
Seagate Technology plc	13,608	527,310
Western Digital Corp.	3,589	317,985
		19,934,510
Construction & Engineering — 0.1%
Fluor Corp.	1,460	66,839
KBR, Inc.	82,585	1,256,944
Quanta Services, Inc. (a)	40,485	1,332,766
		2,656,549
Consumer Finance — 0.2%
American Express Co.	19,682	1,658,012
Capital One Financial Corp.	17,949	1,482,946
Discover Financial Services	22,691	1,411,153
FirstCash, Inc.	5,064	295,231
Synchrony Financial	49,792	1,484,798
		6,332,140
Containers & Packaging — 0.0%
Crown Holdings, Inc. (a)	1,255	74,873
WestRock Co.	24,063	1,363,410
		1,438,283
Diversified Consumer Services — 0.0%
Sotheby’s (a)	10,152	544,858

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2017

	Number of Shares	Value
Diversified Financial Services — 2.5%
Bank of America Corp.	1,739,015	$42,188,504
Citigroup, Inc.	187,268	12,524,484
Conyers Park Acquisition Corp. (UNIT) (a)	1	13
JPMorgan Chase & Co.	462,502	42,272,683
Leucadia National Corp.	7,845	205,225
Moody’s Corp.	1,123	136,646
		97,327,555
Diversified Telecommunication Services — 0.1%
AT&T, Inc.	21,286	803,121
Level 3 Communications, Inc. (a)	12,196	723,223
Verizon Communications, Inc.	53,878	2,406,191
		3,932,535
Electric Utilities — 0.1%
Edison International	12,874	1,006,618
Entergy Corp.	19,502	1,497,168
Exelon Corp.	7,023	253,320
		2,757,106
Electrical Equipment — 0.3%
BWX Technologies, Inc.	169,200	8,248,500
Generac Holdings, Inc. (a)	58,600	2,117,218
		10,365,718
Electronic Equipment, Instruments & Components — 0.6%
Corning, Inc.	53,428	1,605,511
Dolby Laboratories, Inc., Class A	76,579	3,749,308
FLIR Systems, Inc.	223,800	7,756,908
Knowles Corp. (a)	529,194	8,953,963
		22,065,690
Energy Equipment & Services — 0.0%
Halliburton Co.	1,816	77,561
Food & Staples Retailing — 0.5%
Costco Wholesale Corp.	15,667	2,505,623
Kroger Co. (The)	15,998	373,073
Wal-Mart Stores, Inc.	235,266	17,804,931
Walgreens Boots Alliance, Inc.	1,683	131,796
		20,815,423
Food Products — 0.1%
Bunge, Ltd.	5,047	376,506
Conagra Brands, Inc.	19,035	680,692
Hershey Co. (The)	14,087	1,512,521
Tyson Foods, Inc., Class A	5,217	326,741
		2,896,460
Health Care Equipment & Supplies — 1.1%
Baxter International, Inc.	28,490	1,724,785
CR Bard, Inc.	42,788	13,525,715
IDEXX Laboratories, Inc. (a)	85,584	13,814,969
Stryker Corp.	89,071	12,361,273
		41,426,742

	Number of Shares	Value
Health Care Providers & Services — 0.3%
Anthem, Inc.	3,273	$615,750
Centene Corp. (a)	2,945	235,247
Henry Schein, Inc. (a)	4,717	863,305
Laboratory Corp. of America Holdings (a)	6,874	1,059,558
McKesson Corp.	3,622	595,964
Patterson Companies, Inc.	143,700	6,746,715
Quest Diagnostics, Inc.	14,901	1,656,395
UnitedHealth Group, Inc.	416	77,135
		11,850,069
Hotels, Restaurants & Leisure — 0.5%
Boyd Gaming Corp.	9,498	235,645
Caesars Entertainment Corp. (a)	176,185	2,114,220
Carnival Corp.	16,225	1,063,873
ILG, Inc.	3,894	107,046
Las Vegas Sands Corp.	6,138	392,157
Marriott International Inc., Class A	112,643	11,299,219
McDonald’s Corp.	14,866	2,276,877
MGM Resorts International	62,023	1,940,700
Papa John’s International, Inc.	2,272	163,039
Wyndham Worldwide Corp.	2,743	275,425
Yum China Holdings, Inc. (a)	4,666	183,980
Yum! Brands, Inc.	2,054	151,503
		20,203,684
Household Durables — 0.0%
Mohawk Industries, Inc. (a)	2,248	543,319
TopBuild Corp. (a)	1,123	59,597
Whirlpool Corp.	1,219	233,585
		836,501
Household Products — 0.2%
Colgate-Palmolive Co.	84,238	6,244,563
Procter & Gamble Co. (The)	543	47,322
		6,291,885
Independent Power Producers & Energy Traders — 0.0%
AES Corp. (The)	98,057	1,089,413
Industrial Conglomerates — 0.2%
3M Co.	40,667	8,466,463
Insurance — 0.4%
Aflac, Inc.	21,305	1,654,972
Allstate Corp. (The)	19,646	1,737,492
American International Group, Inc.	55,585	3,475,174
Berkshire Hathaway, Inc., Class B (a)	10,822	1,832,922
Lincoln National Corp.	19,890	1,344,166
Loews Corp.	4,733	221,552
Markel Corp. (a)	500	487,930
MBIA, Inc. (a)	174,650	1,646,950
Prudential Financial, Inc.	16,103	1,741,379
Travelers Companies, Inc. (The)	3,244	410,463
Unum Group	14,393	671,146
		15,224,146

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2017

	Number of Shares	Value
Internet & Catalog Retail — 1.0%
Amazon.com, Inc. (a)	34,198	$33,103,664
Liberty Expedia Holdings, Inc., Class A (a)	775	41,865
Liberty Interactive Corp. QVC Group, Class A (a)	18,003	441,794
Liberty TripAdvisor Holdings, Inc., Class A (a)	8,256	95,770
Liberty Ventures, Series A (a)	1,845	96,475
Priceline.com, Inc. (a)	1,618	3,026,501
TripAdvisor, Inc. (a)	5,766	220,261
		37,026,330
Internet Software & Services — 1.2%
Alphabet, Inc., Class A (a)	21,570	20,053,198
Alphabet, Inc., Class C (a)	4,231	3,844,837
ChannelAdvisor Corp. (a)	237,502	2,743,148
CommerceHub, Inc., Series A (a)	464	8,083
CommerceHub, Inc., Series C (a)	928	16,184
eBay, Inc. (a)	52,919	1,847,931
Facebook, Inc., Class A (a)	92,536	13,971,085
Pandora Media, Inc. (a)	314,441	2,804,814
VeriSign, Inc. (a)	16,007	1,488,011
		46,777,291
IT Services — 0.8%
Alliance Data Systems Corp.	1,939	497,722
Automatic Data Processing, Inc.	97,278	9,967,104
Cognizant Technology Solutions Corp., Class A	8,019	532,462
CoreLogic, Inc. (a)	13,502	585,717
DXC Technology Co.	6,306	483,796
EPAM Systems, Inc. (a)	7,965	669,777
Fiserv, Inc. (a)	5,179	633,599
Gartner, Inc. (a)	4,840	597,788
Genpact, Ltd.	3,535	98,379
Hackett Group, Inc. (The)	32,366	501,673
Mastercard, Inc., Class A	1,056	128,251
PayPal Holdings, Inc. (a)	106,496	5,715,640
Visa, Inc., Class A	110,319	10,345,716
		30,757,624
Leisure Equipment & Products — 0.1%
Hasbro, Inc.	44,828	4,998,770
Life Sciences Tools & Services — 0.4%
Bio-Rad Laboratories, Inc., Class A (a)	2,563	580,032
PerkinElmer, Inc.	59,950	4,084,993
Waters Corp. (a)	61,663	11,336,126
		16,001,151
Machinery — 0.2%
Actuant Corp., Class A	1,714	42,164
Cummins, Inc.	7,708	1,250,392
Graco, Inc.	3,678	401,932
Hyster-Yale Materials Handling, Inc.	21,321	1,497,800
Lindsay Corp.	45,915	4,097,914
		7,290,202

	Number of Shares	Value
Marine — 0.0%
Kirby Corp. (a)	2,008	$134,235
Scorpio Bulkers, Inc. (a)	28,221	200,369
		334,604
Media — 1.7%
AMC Networks, Inc., Class A (a)	198,600	10,607,226
CBS Corp., Class B	70,300	4,483,734
Charter Communications, Inc., Class A (a)	807	271,838
Comcast Corp., Class A	626,173	24,370,653
Discovery Communications, Inc., Series A (a)	21,116	545,426
Iheartmedia, Inc. (a)	17,662	29,142
Liberty Braves Group, Class A (a)	403	9,628
Liberty Braves Group, Class C (a)	912	21,861
Liberty Broadband Corp., Class A (a)	572	49,072
Liberty Broadband Corp., Class C (a)	3,122	270,834
Liberty Media Group, Class A (a)	1,295	45,364
Liberty Media Group, Class C (a)	1,561	57,164
Liberty SiriusXM Group, Class A (a)	7,226	303,347
Liberty SiriusXM Group, Class C (a)	8,108	338,104
Lions Gate Entertainment Corp., Class A	233,197	6,580,819
Lions Gate Entertainment Corp., Class B (a)	234,031	6,150,335
Live Nation Entertainment, Inc. (a)	238,513	8,312,178
News Corp., Class A	20,912	286,494
Tribune Media Co., Class A	8,279	337,535
tronc, Inc. (a)	1,405	18,110
Walt Disney Co. (The)	38,712	4,113,150
		67,202,014
Metals & Mining — 0.3%
Compass Minerals International, Inc.	80,009	5,224,588
Freeport-McMoRan, Inc. (a)	25,136	301,883
Royal Gold, Inc.	59,441	4,646,503
Southern Copper Corp.	7,998	276,971
		10,449,945
Multi-Utilities — 0.0%
CenterPoint Energy, Inc.	8,486	232,347
Oil, Gas & Consumable Fuels — 0.5%
Anadarko Petroleum Corp.	8,214	372,423
Apache Corp.	2,631	126,104
Chevron Corp.	9,165	956,184
Cloud Peak Energy, Inc. (a)	491,479	1,734,921
ConocoPhillips	14,830	651,927
Exxon Mobil Corp.	10,713	864,860
Marathon Oil Corp.	231,734	2,746,048
Marathon Petroleum Corp.	25,078	1,312,332
Murphy Oil Corp.	9,241	236,847
Southwestern Energy Co. (a)	39,055	237,454
Tesoro Corp.	10,832	1,013,875
Valero Energy Corp.	16,909	1,140,681
WPX Energy, Inc. (a)	687,600	6,642,216
		18,035,872

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2017

	Number of Shares	Value
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp. (a)	6,290	$151,652
Personal Products — 0.0%
Coty, Inc., Class A	4,477	83,989
Pharmaceuticals — 0.6%
Allergan plc	376	91,402
Bristol-Myers Squibb Co.	5,511	307,073
Catalent, Inc. (a)	150,300	5,275,530
Eli Lilly & Co.	10,012	823,987
Johnson & Johnson	91,619	12,120,277
Merck & Co., Inc.	36,663	2,349,732
Pfizer, Inc.	80,586	2,706,884
		23,674,885
Professional Services — 0.2%
Dun & Bradstreet Corp. (The)	70,800	7,657,020
Verisk Analytics, Inc. (a)	4,562	384,896
		8,041,916
Real Estate — 0.1%
CBRE Group, Inc., Class A (a)	99,235	3,612,154
Real Estate Investment Trusts (REITs) — 0.1%
Host Hotels & Resorts, Inc.	48,420	884,633
SL Green Realty Corp.	12,157	1,286,211
		2,170,844
Road & Rail — 0.0%
Avis Budget Group, Inc. (a)	5,147	140,359
Hertz Global Holdings, Inc. (a)	1,548	17,802
Kansas City Southern	3,349	350,473
Union Pacific Corp.	8,222	895,458
		1,404,092
Semiconductors & Semiconductor Equipment — 0.6%
Applied Materials, Inc.	40,961	1,692,099
Entegris, Inc. (a)	391,325	8,589,584
Intel Corp.	74,918	2,527,733
KLA-Tencor Corp.	10,729	981,811
Lam Research Corp.	7,994	1,130,591
Micron Technology, Inc. (a)	64,531	1,926,896
Texas Instruments, Inc.	2,568	197,556
Veeco Instruments, Inc. (a)	9,980	277,943
Versum Materials, Inc.	239,130	7,771,725
		25,095,938
Software — 0.9%
Activision Blizzard, Inc.	11,189	644,151
CA, Inc.	17,968	619,357
Cadence Design Systems, Inc. (a)	9,800	328,202
Citrix Systems, Inc. (a)	9,108	724,815
Electronic Arts, Inc. (a)	4,471	472,674
FireEye, Inc. (a)	819,700	12,467,637
Intuit, Inc.	20,673	2,745,581
Microsoft Corp.	215,269	14,838,492
Oracle Corp.	10,747	538,855
Synopsys, Inc. (a)	15,665	1,142,448
		34,522,212

	Number of Shares	Value
Specialty Retail — 0.4%
Advance Auto Parts, Inc.	1,028	$119,855
Bed Bath & Beyond, Inc.	24,245	737,048
Best Buy Co., Inc.	4,106	235,397
Home Depot, Inc. (The)	1,695	260,013
L Brands, Inc.	56,743	3,057,880
Lowe’s Companies, Inc.	21,131	1,638,286
Tractor Supply Co.	13,931	755,200
Urban Outfitters, Inc. (a)	482,000	8,936,280
		15,739,959
Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc.	18,217	421,906
Nike, Inc., Class B	33,985	2,005,115
Ralph Lauren Corp.	5,194	383,317
		2,810,338
Thrifts & Mortgage Finance — 0.0%
Fannie Mae (a)	12,239	28,517
Tobacco — 0.3%
Altria Group, Inc.	25,874	1,926,837
Philip Morris International, Inc.	91,695	10,769,578
		12,696,415
Trading Companies & Distributors — 0.1%
Herc Holdings, Inc. (a)	515	20,250
NOW, Inc. (a)	210,857	3,390,581
United Rentals, Inc. (a)	3,382	381,185
		3,792,016
Total US Common Stocks (Cost $678,557,467)		784,705,715
Foreign Common Stocks — 32.4%
Australia — 0.3%
ALS, Ltd.	57,050	326,271
Alumina, Ltd.	118,089	174,016
Asaleo Care, Ltd.	152,998	172,729
BHP Billiton, Ltd.	7,899	140,897
BlueScope Steel, Ltd.	29,721	301,346
Brambles, Ltd.	29,493	220,568
Caltex Australia, Ltd.	3,879	94,136
carsales.com, Ltd.	21,793	192,903
Cleanaway Waste Management, Ltd.	288,033	304,022
Coca-Cola Amatil, Ltd.	41,671	295,352
DuluxGroup, Ltd.	15,555	82,913
Fairfax Media, Ltd.	200,664	169,507
GUD Holdings, Ltd.	15,432	153,545
Iluka Resources, Ltd.	25,571	170,396
Metcash, Ltd. (a)	97,619	180,326
Newcrest Mining, Ltd.	567,035	8,803,044
Orica, Ltd.	38,028	603,701
QBE Insurance Group, Ltd. – ASE Shares	10,773	97,794
Santos, Ltd. (a)	16,535	38,458
Scentre Group	5,239	16,292
Spotless Group Holdings, Ltd.	146,352	129,552
		12,667,768

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2017

	Number of Shares	Value
Austria — 0.1%
Andritz AG	3,002	$181,056
Erste Group Bank AG	6,430	246,643
IMMOFINANZ AG	1,521,741	3,481,359
Oesterreichische Post AG	6,307	274,136
Wienerberger AG	19,433	441,701
		4,624,895
Belgium — 0.0%
Anheuser-Busch InBev SA/NV	11,081	1,226,169
Greenyard NV	4,954	117,370
UCB SA	4,246	292,186
		1,635,725
Bermuda — 0.0%
Golar LNG, Ltd.	4,910	109,248
Signet Jewelers, Ltd.	3,475	219,759
		329,007
Brazil — 0.2%
Ambev SA – ADR	3,900	21,411
BrasilAgro – Co. Brasileira de Propriedades Agricolas	179,900	662,495
Centrais Eletricas Brasileiras SA (a)	450,300	1,692,244
EcoRodovias Infraestrutura e Logistica SA	148,962	465,380
Localiza Rent a Car SA	24,046	327,712
Magnesita Refratarios SA	23,947	266,006
Odontoprev SA	58,310	205,050
Petroleo Brasileiro SA (a)	56,723	226,009
Porto Seguro SA	18,195	168,115
SLC Agricola SA	440,400	2,804,926
Smiles SA	30,427	554,554
Sul America SA (UNIT)	13,560	72,448
WEG SA	34,635	185,046
		7,651,396
Canada — 1.7%
Aimia, Inc.	14,505	19,350
Air Canada (a)	12,290	164,713
Altius Minerals Corp.	11,119	92,515
Barrick Gold Corp. – NYSE Shares	186,175	2,962,044
Bear Creek Mining Corp. (a)	411,499	666,370
Cameco Corp.	834,641	7,595,233
Canadian Natural Resources, Ltd. – NYSE Shares	16,887	487,285
Centerra Gold, Inc.	691,588	3,775,789
Denison Mines Corp. (a)	2,041,459	881,568
Dundee Corp., Class A (a)	405,126	890,353
Dundee Precious Metals, Inc. (a)	644,250	1,202,256
Fairfax Financial Holdings, Ltd.	417	180,720
First Quantum Minerals Ltd.	11,884	100,530
Fission Uranium Corp. (a)	2,159,500	1,015,804
Gabriel Resources, Ltd. (a)	1,962,000	423,627
Goldcorp., Inc.	104,781	1,352,723
Imperial Oil, Ltd.	21,564	628,562
Ivanhoe Mines, Ltd., Class A (a)	500,586	1,609,688
Kinross Gold Corp. – NYSE Shares (a)	1,361,342	5,540,662
Kinross Gold Corp. – TSX Shares (a)	52,115	211,788
Lundin Gold, Inc. (a)	849,667	3,603,615

	Number of Shares	Value
Magna International, Inc.	20,537	$951,479
MEG Energy Corp. (a)	1,657,015	4,868,312
New Gold, Inc. (a)	542,215	1,724,244
NexGen Energy, Ltd. (a)	729,188	1,613,795
Northern Dynasty Minerals, Ltd. – TSX Shares (a)	2,256,947	3,150,119
NOVAGOLD Resources, Inc. (a)	201,971	920,988
Onex Corp.	4,491	359,509
PrairieSky Royalty, Ltd.	179	4,076
Rogers Communications, Inc., Class B	27,863	1,316,015
Seabridge Gold, Inc. (a)	215,149	2,314,411
Sprott, Inc.	2,586,058	4,546,740
Suncor Energy, Inc.	23,288	680,431
Teck Resources, Ltd., Class B	12,114	209,936
Turquoise Hill Resources, Ltd. (a)	1,159,782	3,073,422
Uranium Participation Corp. (a)	1,643,208	4,941,788
Wheaton Precious Metals Corp.	223,505	4,445,515
		68,525,975
Chile — 0.1%
Antofagasta plc	112,529	1,175,003
CAP SA	74,585	594,478
Inversiones La Construccion SA	16,295	201,287
		1,970,768
China — 5.4%
361 Degrees International, Ltd.	154,340	56,538
3SBio, Inc. (a) (b)	476,000	631,641
Agile Property Holdings, Ltd.	843,722	772,736
Ajisen China Holdings, Ltd.	262,592	106,160
Aluminum Corp. of China, Ltd., Class H (a)	145,415	74,990
Anhui Conch Cement Co., Ltd., Class A	898,609	3,010,074
Asia Plastic Recycling Holding, Ltd.	407,276	180,091
Baidu, Inc. – SPADR (a)	4,254	760,870
Bank of China, Ltd., Class A	3,999,200	2,174,748
Beijing Originwater Technology Co., Ltd., Class A	439,405	1,208,777
Changgang Dunxin Enterprise Co., Ltd. (a) (c)	4,640,000	77,260
Cheetah Mobile, Inc. – ADR (a)	99,300	1,070,454
China Aoyuan Property Group, Ltd.	398,046	119,817
China Construction Bank Corp., Class A	5,933,096	5,373,543
China Construction Bank Corp., Class H	27,000	20,930
China CYTS Tours Holding Co., Ltd., Class A	1,485,853	4,614,464
China Eastern Airlines Corp., Ltd., Class H	4,482,000	2,767,086
China Fortune Land Development Co., Ltd.	552,806	2,738,741
China Greenfresh Group Co., Ltd.	69,326	12,706
China International Travel Service Corp., Ltd., Class A	248,126	1,102,405
China Lesso Group Holdings, Ltd.	386,426	297,049
China Mengniu Dairy Co., Ltd.	95,000	186,328
China Merchants Bank Co., Ltd., Class A	1,729,845	6,098,936

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2017

	Number of Shares	Value
China Merchants Bank Co., Ltd., Class H	1,475,500	$4,452,515
China National Materials Co., Ltd., Class H	398,722	132,305
China Pacific Insurance Group Co., Ltd., Class H	487,400	1,991,580
China Pioneer Pharma Holdings, Ltd.	167,771	55,346
China Resources Beer Holdings Co., Ltd.	82,352	207,802
China Shineway Pharmaceutical Group, Ltd.	165,690	167,673
China Vanke Co., Ltd., Class H	862,200	2,440,708
China Yurun Food Group, Ltd. (a)	4,853,000	640,475
CIFI Holdings Group Co., Ltd.	540,000	240,058
CITIC Securities Co., Ltd., Class H	808,000	1,670,685
Coland Holdings, Ltd.	8,000	11,065
Consun Pharmaceutical Group, Ltd.	110,110	85,485
Ctrip.com International, Ltd. – ADR (a)	36,848	1,984,633
Dongfeng Motor Group Co., Ltd., Class H	18,000	21,280
GoerTek, Inc., Class A	1,135,260	3,228,529
Goodbaby International Holdings, Ltd.	252,878	104,671
Grandblue Environment Co., Ltd., Class A	1,062,488	2,273,552
Great Wall Motor Co., Ltd., Class H	4,229,000	5,221,879
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,467,054	14,981,726
Guangdong Provincial Expressway Development Co., Ltd.	223,744	169,376
Guangshen Railway Co., Ltd., Class H	4,004,000	1,984,736
Guangzhou Baiyun International Airport Co, Ltd.	398,700	1,084,010
Guangzhou R&F Properties Co., Ltd., Class H	284,400	442,244
Haitian International Holdings, Ltd.	87,454	245,326
Haitong Securities Co., Ltd., Class H	1,260,200	2,037,091
Hangzhou Robam Appliances Co, Ltd.	36,110	231,590
Harbin Electric Co., Ltd., Class H	122,000	61,740
Henan Shuanghui Investment & Development Co, Ltd.	156,600	548,602
Hengan International Group Co., Ltd.	20,475	151,062
Hisense Kelon Electrical Holdings Co., Ltd., Class H	472,425	804,799
Hollysys Automation Technologies, Ltd.	68,195	1,132,719
Hongfa Technology Co., Ltd., Class A	326,955	1,922,912
Hua Hong Semiconductor, Ltd. (b)	1,168,096	1,585,974
Huadong Medicine Co, Ltd. ‘A’	130,693	958,100
Huayu Automotive Systems Co., Ltd., Class A	531,917	1,901,410
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	1,680,864	5,348,564
JA Solar Holdings Co., Ltd. – ADR (a)	11,324	71,907
JD.com, Inc. – ADR (a)	298,433	11,704,542
Jiangsu Hengrui Medicine Co., Ltd., Class A	509,972	3,803,931
Johnson Electric Holdings, Ltd.	30,232	105,155
Kweichow Moutai Co., Ltd., Class A	69,073	4,807,424
Leoch International Technology, Ltd.	659,790	119,415

	Number of Shares	Value
Li Ning Co., Ltd. (a)	337,541	$256,612
Livzon Pharmaceutical Group, Inc., Class H	172,000	1,211,914
Lonking Holdings, Ltd.	286,605	90,352
Midea Group Co., Ltd., Class A	110,600	702,150
Minth Group, Ltd.	316,000	1,340,150
Nam Tai Property, Inc.	19,507	156,056
NetEase, Inc. – ADR	24,731	7,434,881
New China Life Insurance Co., Ltd.	289,590	2,195,281
New China Life Insurance Co., Ltd., Class H	86,900	442,013
New Oriental Education & Technology Group, Inc. – SPADR (a)	35,200	2,481,248
Noah Holdings, Ltd. – ADR (a)	6,161	176,513
NVC Lighting Holding, Ltd.	6,484,000	705,468
PICC Property & Casualty Co., Ltd., Class A	2,464,000	4,115,553
Ping An Insurance Group Co. of China, Ltd., Class A	666,152	4,874,722
Ping An Insurance Group Co. of China, Ltd., Class H	1,310,000	8,637,015
Poly Real Estate Group Co., Ltd., Class A	2,561,606	3,763,879
Qingdao Port International Co., Ltd., Class H (b)	312,107	179,896
SAIC Motor Corp., Ltd., Class A	556,631	2,544,523
Shandong Weigao Group Medical Polymer Co., Ltd.,Class H	400,090	314,211
Shanghai International Airport Co., Ltd., Class A	781,679	4,297,565
Shanghai Prime Machinery Co., Ltd., Class H	327,806	63,385
Shenzhen Airport Co., Ltd., Class A	1,699,920	2,344,458
Shenzhen Expressway Co., Ltd., Class H	234,974	214,013
Shenzhou International Group Holdings, Ltd.	1,097,835	7,220,296
Sino-Ocean Group Holding, Ltd.	817,408	400,102
Sinotruk Hong Kong, Ltd.	430,563	312,699
TAL Education Group – ADR	87,092	10,652,223
Tencent Holdings, Ltd.	546,800	19,512,661
Tianneng Power International, Ltd.	424,000	346,502
Tianyun International Holdings, Ltd.	643,903	94,861
Tingyi Cayman Islands Holding Corp.	541,668	642,496
TravelSky Technology, Ltd., Class H	44,000	129,702
Tsingtao Brewery Co., Ltd., Class H	64,600	285,872
Vipshop Holdings, Ltd. – ADR (a)	12,162	128,309
Want Want China Holdings, Ltd.	369,529	249,447
Weiqiao Textile Co., Ltd., Class H (c)	900,088	644,448
Wuliangye Yibin Co., Ltd., Class A	566,223	4,648,716
Xinyuan Real Estate Co., Ltd. – ADR	18,430	95,467
Yangzijiang Shipbuilding Holdings, Ltd.	819,800	708,677
Yusin Holding Corp.	19,070	48,029
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	149,906	1,349,062
Zhengzhou Yutong Bus Co., Ltd., Class A	509,762	1,651,969
Zhongsheng Group Holdings, Ltd.	14,500	27,053
		212,281,389

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2017

	Number of Shares	Value
Colombia — 0.0%
Grupo Nutresa SA	32,498	$281,526
Cyprus — 0.0%
Hellenic Bank plc (a)	82,361	84,662
TCS Group Holding plc – GDR (d)	104,567	1,202,760
		1,287,422
Czech Republic — 0.0%
Philip Morris CR AS	304	200,597
Denmark — 0.5%
AP Moller – Maersk A/S, Class B	325	656,713
Bang & Olufsen A/S, Class B (a)	22,656	379,449
Carlsberg A/S, Class B	6,188	662,427
Coloplast A/S, Class B	19,513	1,634,449
Danske Bank A/S	4,324	166,914
GN Store Nord (GN Great Nordic) A/S	43,992	1,285,491
ISS A/S	4,162	163,850
Novo Nordisk A/S, Class B	234,694	10,067,207
Vestas Wind Systems A/S	22,485	2,083,308
William Demant Holding A/S (a)	34,649	899,682
		17,999,490
Finland — 0.3%
Amer Sports Oyj	10,348	259,420
Kone Oyj, Class B	159,690	8,143,548
Sampo Oyj, Class A	36,988	1,901,447
UPM-Kymmene Oyj	4,141	118,101
Valmet Corp.	5,265	102,330
Wartsila Corp.	5,577	329,662
		10,854,508
France — 1.2%
Airbus SE	10,940	901,419
Areva SA (a)	148,339	743,513
AXA SA	21,351	588,417
BNP Paribas SA	18,361	1,335,430
Edenred SA	17,169	448,150
Electricite de France SA	812,378	8,872,074
Elis SA	5,053	115,814
Eurofins Scientific	1,500	845,678
Groupe Eurotunnel SE	69,975	746,706
Imerys SA	1,056	91,933
JCDecaux SA	7,309	240,061
L’Oreal SA	42,258	8,807,332
Legrand SA	28,083	1,966,937
Neopost SA	7,428	345,121
Renault SA	2,387	216,534
Rothschild & Co.	4,812	176,227
Sanofi SA	3,261	313,421
Societe BIC SA	2,705	321,039
Societe Generale SA	3,031	164,798
Technicolor SA	8,191	35,745
Teleperformance	2,678	344,509
Thales SA	3,908	421,042
Total SA	5,365	265,817
Vallourec SA (a)	14,324	87,739
Vicat SA	2,324	163,730
Virbac SA (a)	223	35,796

	Number of Shares	Value
Vivendi SA	703,239	$15,654,793
Worldline SA/France (a) (b)	11,062	379,989
Zodiac Aerospace	23,904	650,018
		45,279,782
Georgia — 0.0%
BGEO Group plc	1,557	70,874
Germany — 1.5%
Adidas AG	4,083	782,711
Allianz SE	227	44,735
AURELIUS Equity Opportunities SE & Co KGaA	2,882	154,992
Axel Springer AG	9,382	563,612
BASF SE	12,740	1,184,234
Bayer AG	1,716	222,023
Bayerische Motoren Werke AG	9,355	870,732
Brenntag AG	12,936	749,011
Commerzbank AG (a)	8,631	103,369
Continental AG	1,244	268,465
CTS Eventim AG & Co KGaA	9,638	426,190
Deutsche Bank AG	6,366	113,049
Deutsche Lufthansa AG	114,666	2,618,388
Deutsche Telekom AG	67,538	1,213,773
Deutsche Wohnen AG	205,500	7,866,243
Deutz AG	12,294	103,743
Fielmann AG	2,459	189,682
Fresenius Medical Care AG & Co.	18,432	1,773,235
GEA Group AG	2,914	119,578
Gerresheimer AG	1,469	118,200
Hannover Rueck SE	1,135	136,400
Leoni AG	2,012	103,943
SAP AG	3,969	414,836
Symrise AG	5,097	361,140
TUI AG	38,470	561,440
TUI AG – Xetra Shares	14,470	210,710
Vonovia SE	899,342	35,735,091
Wacker Neuson SE	14,273	346,065
zooplus AG (a)	2,122	421,706
		57,777,296
Greece — 0.2%
Diana Shipping, Inc. (a)	418,356	1,698,525
Ellaktor SA (a)	7,895	13,088
FF Group (a)	7,008	171,197
Hellenic Exchanges – Athens Stock Exchange SA Holdings	23,043	149,440
Motor Oil Hellas Corinth Refineries SA	80,571	1,754,941
OPAP SA	15,035	170,012
Piraeus Bank SA (a)	503,937	123,597
Titan Cement Co. SA	3,004	84,957
Tsakos Energy Navigation, Ltd.	408,388	1,960,262
		6,126,019
Hong Kong — 0.7%
AIA Group, Ltd.	76,601	559,887
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	106,639	155,999
Cathay Pacific Airways, Ltd.	1,290,000	2,003,969

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2017

	Number of Shares	Value
CECEP COSTIN New Materials Group, Ltd. (a) (c)	1,736,000	$97,835
China Everbright, Ltd.	262,000	570,644
China Merchants Land, Ltd.	797,683	162,503
China Merchants Port Holdings Co., Ltd.	22,744	63,081
China Mobile, Ltd.	2,000	21,183
China Resources Cement Holdings, Ltd.	837,776	416,372
China Resources Power Holdings Co., Ltd.	10,062	19,745
China Water Affairs Group, Ltd.	424,845	255,778
CK Hutchison Holdings, Ltd.	69,639	874,341
CP Pokphand Co., Ltd.	1,816,000	139,580
Dairy Farm International Holdings, Ltd.	13,400	105,669
Dawnrays Pharmaceutical Holdings, Ltd.	135,989	88,502
Esprit Holdings, Ltd. (a)	1,388,930	740,080
First Pacific Co., Ltd.	202,000	149,029
Guoco Group, Ltd.	93,000	1,066,402
Haitong International Securities Group, Ltd.	986,000	582,448
Henderson Land Development Co., Ltd.	74,144	413,595
Hong Kong & Shanghai Hotels, Ltd. (The)	658,455	1,189,195
Hong Kong Exchanges and Clearing, Ltd.	22,600	584,304
Hua Han Health Industry Holdings, Ltd. (a) (c)	7,412,000	503,155
Huabao International Holdings, Ltd. (a)	307,021	183,296
Jardine Matheson Holdings, Ltd.	45,019	2,891,096
Jardine Strategic Holdings, Ltd.	50,965	2,126,460
Ju Teng International Holdings, Ltd.	448,682	183,383
K Wah International Holdings, Ltd.	394,534	239,588
Kingboard Chemical Holdings, Ltd.	218,500	870,618
Kingboard Laminates Holdings, Ltd.	320,400	386,706
Midland Holdings, Ltd. (a)	1,433,549	387,876
Midland IC&I, Ltd. (a)	934,453	49,853
New World Development Co., Ltd.	1,067,515	1,355,089
Pacific Basin Shipping, Ltd. (a)	1,574,422	349,023
PAX Global Technology, Ltd.	2,498,000	1,603,002
Real Nutriceutical Group, Ltd. (a)	670,129	31,765
Shanghai Industrial Holdings, Ltd.	77,000	228,365
Sino Biopharmaceutical, Ltd.	3,364,000	2,974,323
SmarTone Telecommunications Holdings, Ltd.	713,843	934,515
Stella International Holdings, Ltd.	22,980	41,207
Television Broadcasts, Ltd.	213,102	802,288
Tianjin Development Holdings, Ltd.	290,820	162,070
WH Group, Ltd. (b)	633,000	638,915
Wheelock & Co., Ltd.	77,688	586,241
Yuexiu Transport Infrastructure, Ltd.	264,000	189,995
		27,978,970
Hungary — 0.0%
OTP Bank plc	13,301	444,999

	Number of Shares	Value
India — 0.3%
Andhra Bank	327,141	$275,577
Apollo Tyres, Ltd.	85,604	317,868
Avanti Feeds, Ltd.	8,611	199,014
Axis Bank, Ltd.	14,958	120,015
Axis Bank, Ltd. – GDR (d)	594	23,641
Balrampur Chini Mills, Ltd.	25,821	60,498
Bharti Airtel, Ltd.	20,123	118,652
Bliss Gvs Pharma, Ltd.	13,659	32,074
Century Enka, Ltd.	27,284	165,842
CESC, Ltd.	50,076	671,264
Chennai Petroleum Corp., Ltd.	63,133	345,515
Cosmo Films, Ltd. (a)	25,034	160,756
Deep Industries, Ltd.	27,451	118,448
Dish TV India, Ltd. (a)	125,424	155,017
Exide Industries, Ltd.	175,569	602,254
GHCL, Ltd.	62,195	217,541
Gujarat Mineral Development Corp, Ltd.	30,941	69,737
HCL Technologies, Ltd.	28,658	377,317
ICICI Bank, Ltd.	99,243	446,146
IDFC, Ltd. (a)	333,277	279,723
Indian Bank	8,103	35,406
Indian Metals & Ferro Alloys, Ltd.	1,092	7,949
Infosys, Ltd. – SPADR	1,500	22,530
Jammu & Kashmir Bank, Ltd. (The)	327,154	429,097
Jamna Auto Industries, Ltd.	18,318	70,523
Jay Bharat Maruti, Ltd.	297	2,890
Jindal Poly Films, Ltd.	13,758	84,332
JK Paper, Ltd.	64,386	89,640
JK Tyre & Industries, Ltd.	38,867	96,979
KEI Industries, Ltd.	3,136	11,258
Kopran, Ltd. (a)	26,965	34,344
LIC Housing Finance, Ltd.	52,286	602,113
Lincoln Pharmaceuticals, Ltd.	15,074	42,757
Mahindra Holidays & Resorts India, Ltd.	7,392	66,755
Man Industries India, Ltd.	43,575	51,198
Manappuram Finance, Ltd.	700,688	1,055,404
Merck Ltd/India	1,226	20,338
MOIL, Ltd.	349	1,726
Multi Commodity Exchange of India, Ltd.	6,975	117,692
Natco Pharma, Ltd.	23,239	362,729
National Aluminium Co., Ltd.	274,184	274,341
National Fertilizers, Ltd.	14,551	15,890
NCL Industries, Ltd., Class I	14,199	47,373
NHPC, Ltd.	193,664	94,253
Phillips Carbon Black, Ltd.	22,791	213,620
Power Finance Corp., Ltd.	198,738	378,438
Punjab National Bank (a)	183,863	388,920
Shriram Transport Finance Co., Ltd.	3,268	50,519
SITI Networks, Ltd. (a)	251,756	109,107
Srikalahasthi Pipes, Ltd.	22,279	116,892
Tamil Nadu Newsprint & Papers, Ltd.	31,162	149,780
Tata Metaliks, Ltd.	16,644	182,969
Tata Sponge Iron, Ltd.	11,979	143,384

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2017

	Number of Shares	Value
Uflex, Ltd.	35,378	$210,596
Vardhman Textiles, Ltd. (a)	8,654	152,574
Venky’s India, Ltd.	5,264	137,642
Visaka Industries, Ltd.	6,422	50,584
Wipro, Ltd.	24,616	98,695
WNS Holdings, Ltd. – ADR (a)	6,225	213,891
Zee Entertainment Enterprises, Ltd.	24,153	183,763
		11,175,790
Indonesia — 0.0%
Adaro Energy Tbk PT	889,800	106,037
Indo Tambangraya Megah Tbk PT	224,313	291,019
Indosat Tbk PT	218,838	106,881
Japfa Comfeed Indonesia Tbk PT	113,210	11,484
Media Nusantara Citra Tbk PT	947,300	130,813
Panin Financial Tbk PT (a)	1,029,200	18,136
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	253,300	25,995
Ramayana Lestari Sentosa Tbk PT	1,136,506	104,620
		794,985
Ireland — 0.1%
Adient plc	1,352	88,394
Bank of Ireland (a)	652,849	171,705
CRH plc	3,199	114,019
CRH plc – BATS Europe Shares	8,370	296,975
DCC plc	8,272	753,862
Experian plc	40,526	832,234
Governor & Co. of the Bank of Ireland (The) (a)	3,019,225	798,682
Irish Bank Resolution Corp., Ltd. (a) (c)	38,180	—
Irish Continental Group plc	47,164	273,519
Mallinckrodt plc (a)	6,322	283,289
Paddy Power Betfair plc	6,821	728,141
Paddy Power Betfair plc – LSE Shares	6,360	677,866
Permanent TSB Group Holdings plc (a)	125,778	395,288
Ryanair Holdings plc – SPADR (a)	3,237	348,333
		5,762,307
Isle of Man — 0.0%
Playtech plc	17,844	220,952
Italy — 0.4%
Banca IFIS SpA	21,714	885,096
Banca Monte dei Paschi di Siena SpA (a) (c)	2,294	29,633
Banco BPM SpA (a)	461,251	1,557,139
BPER Banca	9,592	48,211
Credito Valtellinese SC	119,503	510,761
Davide Campari-Milano SpA	25,590	180,891
ERG SpA	82,763	1,163,933
Ferrari NV	2,910	250,756
Intesa Sanpaolo SpA	1,442,433	4,601,538
Luxottica Group SpA	32,583	1,890,587
Piaggio & C SpA	227,393	562,383
Saipem SpA (a)	140,108	517,898
Tamburi Investment Partners SpA	170,549	979,751
Technogym SpA (b)	937	7,221

	Number of Shares	Value
UniCredit SpA (a)	68,029	$1,282,837
Unione di Banche Italiane SpA	81,594	354,053
		14,822,688
Japan — 9.6%
Aeon Delight Co., Ltd.	1,800	58,314
AEON Financial Service Co., Ltd.	7,300	154,821
Alfresa Holdings Corp.	31,700	612,188
Amano Corp.	272,400	5,674,201
Asahi Diamond Industrial Co., Ltd.	690,700	5,084,817
Asatsu-DK, Inc.	259,600	6,502,613
Azbil Corp.	490,400	18,652,803
BML, Inc.	640,600	12,464,453
Bridgestone Corp.	13,588	586,760
Bunka Shutter Co., Ltd.	392,800	3,017,936
Casio Computer Co., Ltd.	9,400	144,799
Coca-Cola Bottlers Japan, Inc.	5,493	159,060
Cosmos Pharmaceutical Corp.	1,864	363,081
CyberAgent, Inc.	12,894	400,434
Dai-ichi Life Holdings, Inc.	81,100	1,472,564
Daifuku Co., Ltd.	5,200	155,658
Daiichikosho Co., Ltd.	235,000	11,026,285
Daiwa House Industry Co., Ltd.	4,000	136,859
Daiwa Securities Group, Inc.	49,318	293,040
DMG Mori Co., Ltd.	16,062	264,954
East Japan Railway Co.	12,000	1,148,550
Fuji Media Holdings, Inc.	43,600	593,459
FUJIFILM Holdings Corp.	36,800	1,324,695
Fukuda Denshi Co., Ltd.	3,800	274,560
Fukuoka Financial Group, Inc.	19,000	90,507
Fukushima Industries Corp.	46,500	1,790,948
Hakuhodo DY Holdings, Inc.	1,378,800	18,333,414
Hitachi Capital Corp.	4,000	96,399
Hitachi, Ltd.	245,031	1,506,855
Hogy Medical Co., Ltd.	267,800	17,872,101
Honda Motor Co., Ltd.	2,500	68,308
Hoshizaki Corp.	600	54,314
Inpex Corp.	8,810	84,965
Isetan Mitsukoshi Holdings, Ltd.	38,200	383,787
Isuzu Motors, Ltd.	400	4,947
ITOCHU Corp.	9,600	142,881
Japan Airlines Co., Ltd.	27,290	844,249
Japan Post Holdings Co., Ltd.	40,400	501,581
Japan Steel Works, Ltd. (The)	424,600	6,655,764
Japan Tobacco, Inc.	7,317	257,176
JFE Holdings, Inc.	21,000	365,312
Kamigumi Co., Ltd.	176,000	1,847,021
Kao Corp.	17,200	1,022,309
KDDI Corp.	2,600	68,879
Kirin Holdings Co., Ltd.	75,100	1,531,298
Kubota Corp.	10,000	168,516
Kurita Water Industries, Ltd.	798,400	21,787,253
Kyocera Corp.	10,800	626,144
Kyushu Railway Co.	800	25,969
LIXIL Group Corp.	31,946	799,814
Maeda Corp.	15,000	165,453
Marui Group Co., Ltd.	8,300	122,546

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2017

	Number of Shares	Value
Matsumotokiyoshi Holdings Co., Ltd.	3,600	$204,989
Mebuki Financial Group, Inc.	55,581	207,194
Miraca Holdings, Inc.	341,700	15,394,136
Mitsubishi Corp.	324,700	6,820,998
Mitsubishi Electric Corp.	4,400	63,464
Mitsubishi Estate Co., Ltd.	53,255	994,875
Mitsubishi Heavy Industries, Ltd.	146,000	599,054
Mitsubishi Logistics Corp.	21,000	279,876
Mitsubishi UFJ Financial Group, Inc.	39,123	263,831
Mitsui & Co., Ltd.	512,500	7,336,822
Mizuho Financial Group, Inc.	404,400	741,142
Morita Holdings Corp.	3,300	51,792
MS&AD Insurance Group Holdings, Inc.	43,637	1,471,335
Nakanishi, Inc.	294,700	11,934,966
Namco Bandai Holdings, Inc.	658,000	22,453,053
NEC Corp.	193,000	512,644
Nexon Co., Ltd. (a)	3,708	73,420
NH Foods, Ltd.	7,000	212,798
Nikon Corp.	32,700	523,349
Nippon Signal Company, Ltd.	5,000	46,102
Nippon Suisan Kaisha, Ltd.	44,700	261,714
Nippon Telegraph & Telephone Corp.	45,500	2,152,326
Nippon Television Holdings, Inc.	27,920	469,894
Nissan Chemical Industries, Ltd.	6,000	198,473
Nissan Motor Co., Ltd.	17,900	178,455
Nohmi Bosai, Ltd.	51,300	739,714
Nomura Co., Ltd.	5,600	127,802
Nomura Holdings, Inc.	108,700	654,184
Noritz Corp.	59,200	1,175,938
NTT Data Corp.	100,000	1,114,483
NTT Urban Development Corp.	38,800	373,953
Obayashi Corp.	88,400	1,040,529
Obic Co., Ltd.	2,500	153,866
OKUMA Corp.	2,191,000	20,880,440
OMRON Corp.	3,700	160,964
Onward Holdings Co., Ltd.	27,000	199,921
Organo Corp.	370,000	1,816,706
OSG Corp.	1,500	30,582
Otsuka Holdings Co., Ltd.	10,300	439,269
Rakuten, Inc.	13,825	162,973
Renesas Electronics Corp. (a)	19,400	169,735
Resona Holdings, Inc.	168,000	928,352
Rinnai Corp.	15,200	1,418,209
Ryohin Keikaku Co., Ltd.	600	149,967
Sanshin Electronics Co., Ltd.	55,000	707,774
Santen Pharmaceutical Co., Ltd.	5,100	69,267
Sawai Pharmaceutical Co., Ltd.	2,300	129,282
SCSK Corp.	3,400	152,751
Secom Co., Ltd.	204,500	15,537,882
Sekisui Chemical Co., Ltd.	9,900	177,605
Sekisui Jushi Corp.	3,100	56,961
Senko Group Holdings Co., Ltd.	10,100	65,711
Seven & I Holdings Co., Ltd.	30,700	1,265,872
Seven Bank, Ltd.	5,111,000	18,327,320
Shimizu Corp.	42,000	445,879

	Number of Shares	Value
Shiseido Co., Ltd.	12,700	$452,433
SHO-BOND Holdings Co., Ltd.	1,700	85,853
Sinko Industries, Ltd.	117,700	1,887,100
SK Kaken Co., Ltd.	63,000	5,802,890
SoftBank Group Corp.	10,100	820,570
Sompo Holdings, Inc.	15,500	601,279
Sony Corp.	21,369	815,119
Square Enix Holdings Co., Ltd.	29,621	972,194
Subaru Corp.	5,200	175,762
Sumitomo Chemical Co., Ltd.	51,000	294,180
Sumitomo Dainippon Pharma Co., Ltd.	22,700	310,109
Sumitomo Electric Industries, Ltd.	20,500	316,351
Sumitomo Mitsui Financial Group, Inc.	29,300	1,146,238
Sumitomo Mitsui Trust Holdings, Inc.	29,755	1,067,477
Sumitomo Realty & Development Co., Ltd.	3,402	105,153
Sumitomo Warehouse Co., Ltd. (The)	1,283,000	8,148,149
Suntory Beverage & Food, Ltd.	3,300	153,519
Takeda Pharmaceutical Co., Ltd.	1,000	50,843
Takeuchi Manufacturing Co., Ltd.	541,700	9,963,571
TDK Corp.	1,800	118,769
TechnoPro Holdings, Inc.	2,500	100,747
Temp Holdings Co., Ltd.	8,500	159,400
Toei Co., Ltd.	2,028,000	19,276,169
Tohoku Electric Power Co., Inc.	46,000	637,264
TOKAI Corp. – Gifu	190,100	7,540,437
Tokio Marine Holdings, Inc.	5,100	211,893
Tokyo Electron, Ltd.	1,500	203,212
Tokyo Gas Co., Ltd.	33,000	171,862
Toray Industries, Inc.	40,100	335,944
Toyo Seikan Kaisha Group Holdings, Ltd.	22,100	373,746
Toyo Suisan Kaisha, Ltd.	7,700	295,302
Toyo Tire & Rubber Co., Ltd.	9,090	185,625
Toyota Industries Corp.	11,454	604,274
Toyota Motor Corp.	32,408	1,699,959
TV Asahi Holdings Corp.	665,500	12,017,009
Ushio, Inc.	4,000	50,399
West Japan Railway Co.	46,400	3,280,965
Yamada Denki Co., Ltd.	83,800	416,416
Yamato Holdings Co., Ltd.	22,600	459,039
Zenkoku Hosho Co., Ltd.	4,053	165,698
ZOJIRUSHI Corp.	235,400	2,681,095
		374,060,221
Lebanon — 0.0%
Solidere – GDR (c) (d)	38,451	298,162
Luxembourg — 0.1%
ArcelorMittal (a)	16,209	368,937
d’Amico International Shipping SA (a)	1,068,111	358,818
Kernel Holding SA	42,651	746,251
Stabilus SA	8,176	634,870
Tenaris SA	9,725	151,660
		2,260,536

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2017

	Number of Shares	Value
Malaysia — 0.1%
AirAsia Berhad	2,161,122	$1,636,279
AMMB Holdings Berhad	18,900	21,489
Ann Joo Resources Berhad	36,676	26,914
AWC Berhad	34,200	8,796
CSC Steel Holdings Berhad	346,170	145,261
Dufu Technology Corp. Berhad	723,104	238,280
Econpile Holdings Berhad	28,500	16,599
Genting Malaysia Berhad	530,610	680,448
George Kent Malaysia Berhad	165,975	159,467
Hartalega Holdings Berhad	46,400	79,771
Hong Leong Financial Group Berhad	39,439	154,252
Lii Hen Industries Berhad	12,800	9,751
Malaysian Pacific Industries Berhad	54,000	169,859
OSK Holdings Berhad	631,748	239,385
Padini Holdings Berhad	261,227	214,209
Sime Darby Berhad	321,603	711,753
Supermax Corp. Berhad	126,209	58,565
Top Glove Corp. Berhad	28,400	38,043
Unisem M Berhad	221,300	184,569
		4,793,690
Mexico — 0.1%
America Movil SAB de CV, Series L – ADR	9,520	151,559
Cemex SAB de CV – SPADR (a)	211,777	1,994,939
Consorcio ARA SAB de CV, Series C	1,013,380	333,908
Corp. Inmobiliaria Vesta SAB de CV	186,900	275,993
Fibra Uno Administracion SA de CV – REIT	12,700	24,030
Grupo Carso SAB de CV, Series A	92,709	391,703
Grupo Herdez SAB de CV, Series C	34,723	74,004
Grupo Mexico SAB de CV, Series B	78,922	221,736
Industrias Bachoco SAB de CV, Series B	10,711	51,127
Megacable Holdings SAB de CV (UNIT)	45,383	183,795
Nemak SAB de CV (b)	270,747	260,323
Qualitas Controladora SAB de CV	22,000	36,669
Rassini SAB de CV (a)	39,616	195,365
Telesites SAB de CV (a)	11,810	8,681
		4,203,832
Monaco — 0.0%
Navios Maritime Acquisition Corp.	38,642	56,804
Scorpio Tankers, Inc.	234,618	931,433
		988,237
Netherlands — 0.3%
Akzo Nobel NV	14,385	1,248,775
ASML Holding NV	1,544	201,031
Astarta Holding NV (a)	66,213	1,193,490
Boskalis Westminster NV – CVA	14,218	461,983
HAL Trust	1,960	404,157
Heineken Holding NV	859	78,946
Heineken NV	13,543	1,319,342
Koninklijke (Royal) KPN NV	322,284	1,034,150
Koninklijke Ahold Delhaize NV	30,889	592,059
Koninklijke Philips NV	23,086	821,780

	Number of Shares	Value
Randstad Holding NV	2,178	$127,364
Royal Dutch Shell plc, Class A – BATS Europe Shares	1,949	51,771
Royal Dutch Shell plc, Class A – Quote MTF Shares	22,316	593,560
Royal Dutch Shell plc, Class B	30,266	812,922
Yandex NV, Class A (a)	74,007	1,941,944
		10,883,274
New Zealand — 0.0%
Spark New Zealand, Ltd.	38,907	107,880
Norway — 0.1%
DNB ASA	18,506	315,835
Golden Ocean Group, Ltd. (a)	174,419	1,158,441
Schibsted ASA, Class A	7,724	186,706
Schibsted ASA, Class B	7,916	175,053
Statoil ASA	23,886	396,986
		2,233,021
Pakistan — 0.0%
Askari Bank, Ltd.	426,457	81,740
Bank of Punjab (The) (a)	1,261,589	141,002
Faysal Bank, Ltd. (a)	612,233	131,343
Maple Leaf Cement Factory, Ltd.	84,000	88,921
National Bank of Pakistan	176,614	99,371
Nishat Chunian, Ltd.	240,622	117,065
Pakistan Telecommunication Co., Ltd.	238,500	35,480
Pioneer Cement, Ltd.	104,000	128,827
		823,749
Panama — 0.0%
Copa Holdings SA, Class A	2,684	314,028
Philippines (The) — 0.1%
ABS-CBN Holdings Corp. – PDR	1,199,587	990,387
Cebu Air, Inc.	133,365	259,010
Cosco Capital, Inc.	203,392	31,851
DMCI Holdings, Inc.	817,670	228,460
Energy Development Corp.	834,800	100,104
Globe Telecom, Inc.	14,119	572,964
Jollibee Foods Corp.	69,207	280,275
Lopez Holdings Corp.	3,548,276	505,425
Semirara Mining & Power Corp.	96,909	308,177
SM Investments Corp.	30,967	495,042
		3,771,695
Poland — 0.0%
Ciech SA	324	5,336
Qatar — 0.0%
United Development Co. QSC	16,119	75,294
Russia — 1.0%
Aeroflot – Russian Airlines PJSC (a) (c)	266,300	879,840
Aeroflot – Russian Airlines PJSC MOEX (a)	365,885	1,209,051
Bank St Petersburg PJSC	338,834	328,621
Etalon Group, Ltd. – GDR (d)	447,220	1,607,756
Europlan PJSC (a)	26,745	353,028
Federal Grid Co. Unified Energy System PJSC (c)	1,724,887,830	5,017,699
Gazprom PAO (c)	2,421,729	4,878,905

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2017

	Number of Shares	Value
Gazprom PAO – SPADR	970,621	$3,867,925
Gazprom PJSC – SPADR	58,822	233,247
Global Ports Investments plc – GDR (a)	89,911	314,626
Lenta, Ltd. – GDR (a)	44,236	257,504
Lukoil PJSC – SPADR	34,742	1,694,627
M.Video PJSC (a) (c)	24,370	162,150
Mail.Ru Group, Ltd. – GDR (a)	42,231	1,112,787
MD Medical Group Investments plc – GDR (d)	23,200	244,760
MegaFon PJSC – GDR (d)	9,549	87,531
MMC Norilsk Nickel PJSC	1,339	183,170
MMC Norilsk Nickel PJSC – ADR	17,319	239,486
Moscow Exchange MICEX-RTS PJSC (c)	820,228	1,461,041
NOVATEK OAO – GDR (d)	1,461	163,131
Polymetal International plc	13,154	147,795
Protek PJSC (c)	470,855	774,393
Rosneft PJSC – GDR (d)	105,754	575,226
RusHydro PJSC (c)	45,659,188	613,522
RusHydro PJSC – ADR	4,148,798	5,315,859
Sberbank of Russia PJSC (a) (c)	418,729	1,037,170
Sberbank PAO – SPADR – OTC Shares	508,314	5,265,453
Sistema JSFC – SPGDR – LSE Shares (d)	24,119	100,660
Sistema PJSC FC (c)	68,642	14,239
Sollers PJSC (a)	22,344	222,663
Synergy PJSC (a)	7,003	71,138
TMK PJSC	6,767	8,774
TMK PJSC – GDR (d)	60,018	318,262
United Co. RUSAL plc	369,782	180,988
X5 Retail Group NV – GDR (a)	20,663	716,476
		39,659,503
Singapore — 0.2%
Ascendas Real Estate Investment Trust – REIT	30,200	57,264
GL, Ltd.	68,900	35,787
Golden Agri-Resources, Ltd.	22,760,300	6,199,812
Great Eastern Holdings, Ltd.	40,137	724,538
Haw Par Corp., Ltd.	8,433	68,604
Singapore Telecommunications, Ltd.	18,100	51,143
United Overseas Bank, Ltd.	11,235	188,759
		7,325,907
South Africa — 0.3%
African Phoenix Investments, Ltd. (a)	3,640,881	183,705
Anglo American Platinum, Ltd. (a)	7,869	180,466
Astral Foods, Ltd.	12,562	142,174
AVI, Ltd.	41,069	298,301
Barloworld, Ltd.	18,560	154,321
Discovery, Ltd.	52,367	511,958
Emira Property Fund, Ltd. – REIT	46,719	49,468
Gold Fields, Ltd.	261,392	901,724
Gold Fields, Ltd. – SPADR	43,805	152,441
Hosken Consolidated Investments, Ltd.	87,559	893,221
Impala Platinum Holdings, Ltd. (a)	879,406	2,478,955
Kumba Iron Ore, Ltd. (a)	38,433	503,585
Lewis Group, Ltd.	69,239	172,784

	Number of Shares	Value
Liberty Holdings, Ltd.	55,383	$476,445
Montauk Holdings, Ltd.	93,626	151,872
Naspers, Ltd.	1,243	241,743
Net 1 UEPS Technologies, Inc. (a)	7,338	72,353
Niveus Investments, Ltd.	64,512	190,445
Peregrine Holdings, Ltd.	75,390	166,484
Raubex Group, Ltd.	95,363	175,059
Rebosis Property Fund, Ltd.	124,367	108,840
Remgro, Ltd.	28,269	461,217
Sibanye Gold, Ltd.	978,533	1,124,925
Wilson Bayly Holmes-Ovcon, Ltd.	9,266	99,261
Woolworths Holdings Ltd/South Africa	4,439	20,929
		9,912,676
South Korea — 0.6%
Ahn-Gook Pharmaceutical Co., Ltd.	5,338	54,760
Binggrae Co., Ltd.	1,615	96,240
Chong Kun Dang Pharmaceutical Corp.	4,493	479,102
CJ O Shopping Co., Ltd.	348	58,190
CKD Bio Corp.	2,634	52,632
Daeduck Electronics Co.	3,978	38,456
Daehan Steel Co., Ltd.	17,592	206,323
Daewon Pharmaceutical Co., Ltd.	9,090	155,264
Daihan Pharmaceutical Co., Ltd.	5,200	156,428
Dong-Ah Geological Engineering Co., Ltd.	7,268	83,217
DongKook Pharmaceutical Co., Ltd.	2,254	124,507
Dongwha Pharm Co., Ltd.	18,996	140,693
Dongwon Industries Co., Ltd.	608	171,643
DY Corp.	4,164	28,254
F&F Co., Ltd.	5,561	134,148
Farmsco	4,210	48,939
GS Home Shopping, Inc.	2,033	411,160
GS Retail Co., Ltd.	5,617	253,227
Hana Financial Group, Inc.	5,286	209,754
Hanil Cement Co., Ltd.	1,059	106,387
Hanwha Chemical Corp.	31,987	844,323
Hanwha Corp.	16,194	670,905
Hanwha General Insurance Co., Ltd.	27,105	200,875
Harim Co., Ltd.	9,810	43,177
Hite Jinro Co., Ltd.	2,963	60,379
HwaSung Industrial Co., Ltd.	11,307	152,848
Hyundai Elevator Co., Ltd.	1,883	100,887
Hyundai Mobis Co., Ltd.	621	135,660
Hyundai Motor Co.	34,326	4,785,295
Hyundai Telecommunication Co., Ltd.	10,355	85,166
Interpark Holdings Corp.	28,605	151,260
Kia Motors Corp.	4,045	135,197
Komelon Corp.	685	6,017
Korea Aerospace Industries, Ltd.	1,365	67,990
Korea Autoglass Corp.	8,209	136,360
Korea United Pharm, Inc.	9,618	170,228
Kortek Corp.	11,245	130,227
KT Corp.	123,429	3,521,149
KT Corp. – SPADR	118,924	1,978,895
KT Skylife Co., Ltd.	1	14

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2017

	Number of Shares	Value
Kwangju Bank Co., Ltd.	17,488	$200,002
Kyungdong Pharm Co., Ltd.	2,994	49,703
LF Corp.	10,544	276,339
LG Corp.	2,850	192,115
Lotte Shopping Co., Ltd.	667	176,935
Ls Cable & System Asia, Ltd.	14,250	79,816
LS Corp.	445	28,354
Meritz Fire & Marine Insurance Co., Ltd.	16,025	280,729
Mobase Co., Ltd.	1,668	11,269
Modetour Network, Inc.	13,132	363,438
MonAmi Co., Ltd.	10,990	36,947
Nice Information & Telecommunication, Inc.	267	6,129
Nice Total Cash Management Co., Ltd., Class C	20,536	155,798
Okong Corp.	7,606	32,940
PSK, Inc.	15,987	275,649
Pyeong Hwa Automotive Co., Ltd.	12,183	155,576
S-1 Corp.	1,170	99,228
Samjin Pharmaceutical Co., Ltd.	6,505	187,621
Samsung Electronics Co., Ltd.	571	1,184,701
Samsung Fire & Marine Insurance Co., Ltd.	349	85,829
Samsung SDI Co., Ltd.	395	59,053
Samyang Foods Co., Ltd.	11,579	513,113
Seohan Co., Ltd.	68,983	158,947
Seoho Electric Co., Ltd.	5,697	67,718
SFA Engineering Corp.	20,574	806,479
Shinhan Financial Group Co., Ltd.	12,858	555,094
Shinsegae Engineering & Construction Co., Ltd.	1,189	34,346
SK Hynix, Inc.	25,444	1,499,888
SK Telecom Co., Ltd.	98	22,750
Sungdo Engineering & Construction Co., Ltd.	30,667	199,092
Sungwoo Hitech Co., Ltd.	23,454	158,049
Visang Education, Inc.	7,070	88,010
WiSoL Co., Ltd.	26,831	367,488
		24,795,321
Spain — 0.4%
Acerinox SA	33,634	461,843
Amadeus IT Group SA, Class A	184,157	11,016,634
Banco Bilbao Vizcaya Argentaria SA	13,367	111,719
Banco Santander SA	10,910	72,635
Fomento de Construcciones y Contratas SA (a)	26,106	282,287
Grifols SA	11,633	324,419
Iberdrola SA	3,389	26,909
Industria de Diseno Textil SA	23,242	895,034
Inmobiliaria Colonial SA	4,794	41,830
Inmobiliaria del Sur SA	5,489	62,344
Mediaset Espana Comunicacion SA	26,122	325,461
Realia Business SA (a)	256,051	314,488
Telefonica SA	3,179	32,869
Viscofan SA	9,794	580,264
		14,548,736

	Number of Shares	Value
Sri Lanka — 0.0%
Dialog Axiata plc	3,558,015	$278,419
Sweden — 0.2%
Assa Abloy AB, Class B	105,764	2,324,886
Investor AB, Class B	8,610	416,476
Kinnevik AB, Class B	3,337	102,442
Modern Times Group AB, Class B	8,920	307,248
Nordea Bank AB	30,426	388,273
Sandvik AB	51,566	812,016
Svenska Handelsbanken AB	95,128	1,366,012
Swedish Match AB	6,848	241,453
Telefonaktiebolaget LM Ericsson, Class B	69,447	500,881
Telia Co. AB	14,359	66,239
		6,525,926
Switzerland — 0.4%
ABB, Ltd. – SIX Swiss Exchange	1,076	26,620
Adecco Group AG	13,814	1,051,671
Cie Financiere Richemont SA	12,805	1,056,637
Cie Financiere Richemont SA – JSE Shares	12,269	101,433
DKSH Holding AG	1,059	86,283
Garmin, Ltd.	6,706	342,207
Geberit AG	3,662	1,709,475
Glencore plc	176,108	661,004
Helvetia Holding AG	199	114,077
Logitech International SA	22,514	826,734
Nestle SA	27,547	2,399,619
Novartis AG	28,938	2,416,582
Roche Holding AG	8,040	2,052,902
Sonova Holding AG	2,953	479,424
TE Connectivity, Ltd.	9,342	735,029
UBS Group AG	48,319	820,247
		14,879,944
Taiwan — 0.8%
Accton Technology Corp.	119,000	302,763
Acter Co., Ltd.	34,000	181,680
All Ring Tech Co., Ltd.	68,052	129,563
Allied Circuit Co., Ltd.	49,000	74,593
Ampire Co., Ltd.	295,546	164,704
AU Optronics Corp.	2,023,227	924,711
Avita Corp.	57,000	101,573
Bionime Corp.	24,652	57,557
Chang Type Industrial Co., Ltd.	11,630	19,332
Chia Chang Co., Ltd.	17,000	13,974
Chian Hsing Forging Industrial Co., Ltd.	64,818	130,462
China General Plastics Corp.	431,267	399,901
China Man-Made Fiber Corp.	138,803	37,329
China Metal Products	111,147	110,999
Chroma ATE, Inc.	53,000	170,768
Compeq Manufacturing Co., Ltd.	302,000	244,767
Darfon Electronics Corp.	177,745	164,447
Delta Electronics, Inc.	32,363	177,108
Elite Advanced Laser Corp.	70,539	318,922
Gallant Precision Machining Co., Ltd.	163,125	134,978

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2017

	Number of Shares	Value
Getac Technology Corp.	386,452	$514,602
Globe Union Industrial Corp.	153,059	97,731
Grand Pacific Petrochemical	679,813	472,930
Hanpin Electron Co., Ltd.	101,546	132,560
Highwealth Construction Corp.	143,000	236,947
Hon Hai Precision Industry Co., Ltd. – GDR (d)	40,695	312,975
Hong YI Fiber Industry Co.	108,125	92,785
Intai Technology Corp.	24,795	98,720
ITEQ Corp.	246,452	358,962
K Laser Technology, Inc.	438,513	225,280
Kinik Co.	99,579	251,463
Kwong Lung Enterprise Co., Ltd.	153,227	224,948
Lite-On Semiconductor Corp.	80,000	82,773
Lite-On Technology Corp.	151,622	249,252
Mega Financial Holding Co., Ltd.	26,167	21,766
Namchow Chemical Industrial Co., Ltd.	81,000	171,621
Nang Kuang Pharmaceutical Co., Ltd.	25,351	34,050
Nishoku Technology, Inc.	102,568	306,557
Nuvoton Technology Corp.	95,000	137,853
PChome Online, Inc.	16,000	123,637
Powertech Technology, Inc.	187,000	577,672
Ruentex Industries, Ltd.	63,642	95,014
Sampo Corp.	210,000	121,512
Sigurd Microelectronics Corp.	188,710	170,925
Sinmag Equipment Corp.	27,400	160,351
Sunnic Technology & Merchandise, Inc.	83,668	60,932
Sunrex Technology Corp.	125,564	84,904
Taiwan FU Hsing Industrial Co., Ltd.	57,860	80,372
Taiwan PCB Techvest Co., Ltd.	51,871	53,381
Taiwan Semiconductor Co., Ltd.	62,000	84,768
Taiwan Semiconductor Manufacturing Co., Ltd.	52,655	359,315
Taiwan Semiconductor Manufacturing Co., Ltd. – SPADR	534,436	18,683,883
Taiwan Surface Mounting Technology Corp.	14,734	12,256
Teco Electric and Machinery Co., Ltd.	231,689	221,738
Thinking Electronic Industrial Co., Ltd.	56,000	155,240
Topoint Technology Co., Ltd.	167,953	136,676
Tripod Technology Corp.	130,000	414,945
Unimicron Technology Corp.	375,871	218,036
United Orthopedic Corp.	23,581	54,993
Universal Vision Biotechnology Co., Ltd.	142,989	122,487
Well Shin Technology Co., Ltd.	10,000	17,524
Wistron Corp.	780,897	796,041
Yungtay Engineering Co., Ltd.	110,000	187,322
Zeng Hsing Industrial Co., Ltd.	28,024	133,583
Zhen Ding Technology Holding, Ltd.	32,000	75,951
		31,087,364
Thailand — 0.2%
Advanced Info Service PCL, Class F	137,504	718,486
AgriPure Holdings plc	137,646	10,535
Ananda Development PCL, Class F	1,538,238	233,204

	Number of Shares	Value
Asia Plus Group Holdings PCL, Class F	351,196	$37,632
Asian Marine Services PCL, Class F	333,100	25,495
Bangkok Bank PCL	80,169	436,565
Bangkok Bank PCL – Foreign Reg	110,507	640,856
BEC World PCL	102,700	63,488
Chiangmai Frozen Foods PCL	17,362	3,348
GFPT PCL	277,600	158,535
Kasikornbank PCL, Class F	14,100	82,807
KGI Securities Thailand PCL	1,843,295	217,050
Kiatnakin Bank PCL, Class F	52,500	110,502
Land & Houses PCL	615,255	181,206
MBK PCL, Class F	3,371,538	1,498,682
MC Group PCL, Class F	287,910	155,100
MCS Steel PCL, Class F	254,797	115,510
Mega Lifesciences PCL, Class F	220,987	182,150
Quality Houses PCL, Class F	2,760,985	209,695
Sansiri PCL, Class F	7,550,397	502,323
SPCG PCL, Class F	251,299	153,132
Syntec Construction PCL, Class F	1,130,300	166,367
TKS Technologies PCL, Class F	403,737	154,506
		6,057,174
Turkey — 0.1%
Aksa Akrilik Kimya Sanayii AS	43,440	165,167
Aksigorta AS (a)	138,123	127,940
BIM Birlesik Magazalar AS	10,351	191,791
Ford Otomotiv Sanayi AS	37,239	454,016
KOC Holding AS	139,095	639,902
Tekfen Holding AS	274,848	681,673
Tofas Turk Otomobil Fabrikasi AS	21,919	179,746
Trakya Cam Sanayii AS	55,412	60,945
Turkiye Garanti Bankasi AS	41,444	115,296
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (a)	69,300	235,357
		2,851,833
Ukraine — 0.1%
MHP SA – GDR – OTC Shares (d)	479,938	4,686,227
United Arab Emirates — 0.0%
Al Waha Capital PJSC	82,382	38,516
Dubai Investments PJSC	382,701	216,488
RAK Properties PJSC	406,411	70,701
		325,705
United Kingdom — 4.7%
3i Group plc	159,246	1,874,922
Admiral Group plc	34,725	906,241
AMEC Foster Wheeler plc	26,782	163,383
Anglo American plc – LSE Shares (a)	109,883	1,472,638
Associated British Foods plc	2,500	95,622
AstraZeneca plc	3,297	220,962
Auto Trader Group plc (b)	27,601	136,663
Aviva plc	31,360	215,057
BAE Systems plc	112,997	933,689
Barclays plc	5,455,126	14,435,980
Barratt Developments plc	20,318	149,189
Belmond, Ltd., Class A (a)	98,646	1,311,992
Berendsen plc	17,422	279,337

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2017

	Number of Shares	Value
BHP Billiton plc	25,525	$391,057
Bovis Homes Group plc	7,323	91,189
BP plc	384,195	2,219,516
British American Tobacco plc	1,358	92,456
BT Group plc	5,337,527	20,496,871
Bunzl plc	47,463	1,415,776
Capita plc	78,497	707,094
Carnival plc	11,454	758,422
Centrica plc	16,182	42,181
Close Brothers Group plc	5,996	117,921
CNH Industrial NV – ISE Shares	113,335	1,289,897
Compass Group plc	84,278	1,779,490
ConvaTec Group plc (a) (b)	233,350	970,410
Daily Mail & General Trust plc, Class A	44,505	386,797
Devro plc	54,731	147,354
Diageo plc	301,793	8,921,416
Dixons Carphone plc	44,129	163,165
easyJet plc	19,809	350,755
EI Group plc (a)	84,920	142,136
Ferroglobe plc	13,305	158,995
Ferroglobe plc – ENT (c)	17,904	—
Fiat Chrysler Automobiles NV – NYSE Shares (a)	43,888	466,529
Flybe Group plc (a)	1,004,065	479,169
G4S plc	234,765	998,861
Gem Diamonds, Ltd. (a)	208,821	249,972
GKN plc	64,960	276,124
GlaxoSmithKline plc	3,132	66,715
GVC Holdings plc	35,753	352,385
Hansteen Holdings plc – REIT	66,435	107,818
Hays plc	320,838	694,241
HomeServe plc	85,481	819,377
Howden Joinery Group plc	157,032	832,836
HSBC Holdings plc – LSE Shares	28,108	260,900
HSBC Holdings plc – SEHK Shares	53,646	499,319
Hummingbird Resources plc (a)	322,316	110,728
IG Group Holdings plc	60,447	447,517
IMI plc	4,555	70,940
Inchcape plc	13,720	134,933
Informa plc	49,105	428,247
InterContinental Hotels Group plc	221,505	12,310,405
International Consolidated Airlines Group SA	2,343,932	18,665,924
International Personal Finance plc	80,080	175,883
Intertek Group plc	101,005	5,555,379
ITV plc	393,006	929,486
J D Wetherspoon plc	13,254	168,399
John Wood Group plc	15,750	131,746
Jupiter Fund Management plc	43,553	286,630
Just Eat plc (a)	43,424	370,727
Kingfisher plc, Class A	18,097	70,877
Liberty Global plc, Class A (a)	37,159	1,193,547
Liberty Global plc, Class C (a)	42,644	1,329,640
Liberty Global plc LiLAC, Class A (a)	11,811	257,125
Liberty Global plc LiLAC, Class C (a)	8,575	183,591

	Number of Shares	Value
LivaNova plc (a)	5,717	$349,938
Lloyds Banking Group plc	28,219,182	24,356,734
Luceco plc (b)	48,278	150,989
McCarthy & Stone plc (b)	38,639	82,935
Merlin Entertainments plc (b)	148,534	930,225
Michael Kors Holdings, Ltd. (a)	19,578	709,703
Michelmersh Brick Holdings plc	973,360	963,868
Moneysupermarket.com Group plc	81,681	376,216
National Express Group plc	19,868	94,851
National Grid plc	21,310	264,494
Nex Group plc	105,092	855,389
Next plc	5,115	256,891
Non-Standard Finance plc (b)	100,146	95,493
Old Mutual plc – LSE Shares	112,761	284,144
Pagegroup plc	86,947	538,947
Paragon Group of Co. plc	84,191	468,517
Petrofac, Ltd.	5,968	34,454
Pets at Home Group plc	78,481	164,746
Provident Financial plc	25,030	793,623
Reckitt Benckiser Group plc	71,783	7,283,288
RELX plc	55,568	1,202,487
Rightmove plc	28,409	1,573,465
Rio Tinto plc	24,938	1,051,478
Rockhopper Exploration plc (a)	128,450	38,957
Rolls Royce Holdings plc (a) (c)	1,789,555	2,331
Rolls Royce Holdings plc – LSE Shares	91,536	1,063,790
Rotork plc	26,285	80,713
Royal Bank of Scotland Group plc (a)	92,352	297,613
Sage Group plc (The)	936,445	8,397,522
Serco Group plc (a)	331,697	496,880
Sky plc	18,142	234,875
Smith & Nephew plc	21,036	363,361
Spectris plc	16,145	531,408
SSP Group plc	136,977	848,865
St James’s Place plc	26,945	414,984
Stagecoach Group plc	99,257	240,932
Standard Chartered plc – LSE (a)	34,823	353,222
TalkTalk Telecom Group plc	88,510	208,151
Taylor Wimpey plc	38,177	87,649
TechnipFMC plc (a)	3,497	95,075
Tesco plc (a)	599,143	1,319,576
Thomas Cook Group plc	476,787	558,587
TP ICAP plc	21,542	131,194
Travis Perkins plc	2,972	56,362
Tungsten Corp. plc (a)	41,268	35,761
Unilever plc	209,980	11,373,919
Vodafone Group plc	234,660	665,916
WH Smith plc	29,514	659,707
Willis Towers Watson plc	7,593	1,104,478
Worldpay Group plc (b)	92,235	378,325
WPP plc	31,500	662,761
		185,350,332

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2017

	Number of Shares	Value
Vietnam — 0.0%
Luks Group Vietnam Holdings Co., Ltd.	1,682,000	$547,107
Masan Group Corp.	351,310	649,393
		1,196,500
Total Foreign Common Stocks (Cost $1,109,706,931)		1,265,065,650
Total Common Stocks (Cost $1,788,264,398)		2,049,771,365
Participation Notes — 0.8%
Citigroup Global Markets Holdings Inc., Midea Group Co., Ltd., Equity Linked Notes, Expiring 02/08/18 (China) (b) (c)	65,600	416,444
HSBC Bank plc, China Merchants Bank Co., Ltd., Equity Linked Notes, Expiring 02/11/19 (China) (b) (c)	343,200	1,210,024
HSBC Bank plc, Gree Electric Appliances, Inc., Equity Linked Notes, Expiring 12/04/18 (China) (b) (c)	123,000	746,976
HSBC Bank plc, Hangzhou Robam Appliances Co., Equity Linked Notes, Expiring 06/20/19 (China) (b) (c)	681,850	4,370,271
HSBC Bank plc, Henan Shuanghui Investment & Development Co., Ltd., Equity Linked Notes, Expiring 06/12/23 (China) (b) (c)	417,400	1,461,562
HSBC Bank plc, New China Life Insurance Co., Ltd., Equity Linked Notes, Expiring 06/06/22 (China) (b) (c)	141,300	1,071,146
HSBC Bank plc, Ningbo Xinhai Electric Co., Ltd., Equity Linked Notes, Expiring 09/09/19 (China) (b) (c)	290,527	2,204,947
Morgan Stanley Asia Products Limited, Midea Group Co., Ltd., Equity Linked Notes, Expiring 07/03/18 (China) (b) (c)	429,500	2,726,566
UBS AG, Beijing Originwater Technology Co., Ltd., Equity Linked Notes, Expiring 04/13/18 (China) (b) (c)	404,448	1,112,465
UBS AG, China Merchants Bank Co., Ltd., Equity Linked Notes, Expiring 01/22/18 (China) (b) (c)	337,430	1,189,681
UBS AG, Hangzhou Hikvision Digital Technology Co., Ltd., Equity Linked Notes, Expiring 07/17/17 (China) (b) (c)	433,062	2,057,818
UBS AG, Huadong Medicine Group Co., Ltd., Equity Linked Notes, Expiring 01/10/18 (China) (b) (c)	481,260	3,528,412
UBS AG, Midea Group Co., Ltd., Equity Linked Notes, Expiring 01/10/18 (China) (b) (c)	831,224	5,276,804
UBS AG, Ningbo Xinhai Electric Co., Ltd., Equity Linked Notes, Expiring 12/18/17 (China) (b) (c)	282,011	2,140,315
Total Participation Notes (Cost $21,562,695)		29,513,431

	Number of Contracts	Value
Rights — 0.0%
Bank of Punjab (The), Expiring 07/12/17 (Pakistan) (a) (Cost $0)	1,822,509	$521
Warrants — 0.1%
American International Group, Inc., Expiring 01/19/21 (United States) (a)	91,566	1,930,211
Bank of America Corp., Expiring 01/16/19 (United States) (a)	149,293	1,797,488
Bank of America Corp., Expiring 10/28/18 (United States) (a)	49,322	38,964
Capital One Financial Corp., Expiring 11/14/18 (United States) (a)	3,334	138,328
Citigroup, Inc., Expiring 01/04/19 (United States) (a)	177,799	26,670
Conyers Park Acquisition Corp, Expiring 09/06/21 (United States) (a)	24,837	65,073
d’Amico International Shipping SA, Expiring 06/30/22 (Luxembourg)	311,203	31,599
JPMorgan Chase & Co., Expiring 10/28/18 (United States) (a)	6,319	317,782
OSK Holdings Berhad, Expiring 07/22/20 (Malaysia) (a)	114,260	7,719
PNC Financial Services Group, Inc. (The), Expiring 12/31/18 (United States) (a)	8,025	462,481
Tamburi Investment Partners SpA, Expiring 06/30/20 (Italy) (a)	13,006	15,286
Wells Fargo & Co., Expiring 10/28/18 (United States) (a)	7,817	173,537
Total Warrants (Cost $3,466,456)		5,005,138

	Principal Amount	Value
Convertible Bonds — 0.0%
Industrial — 0.0%
Scorpio Tankers, Inc. (b) 2.375%, 07/01/19	$90,000	$80,437
Materials — 0.0%
TerraVia Holdings, Inc. 5.000%, 10/01/19	501,400	180,504
Total Convertible Bonds (Cost $298,592)		260,941
US Treasury Bonds/Notes — 8.8%
US Treasury Inflation Indexed Note 0.125%, 04/15/20	32,679,391	32,729,685
US Treasury Inflation Indexed Note 1.125%, 01/15/21	12,987,674	13,486,414
US Treasury Inflation Indexed Note 0.125%, 04/15/21	23,933,352	23,896,902
US Treasury Inflation Indexed Note 0.625%, 07/15/21	6,975,393	7,148,745
US Treasury Inflation Indexed Note 0.125%, 01/15/22	11,774,834	11,757,219
US Treasury Inflation Indexed Note 0.125%, 07/15/22	31,704,922	31,664,467
US Treasury Note 0.625%, 04/30/18	26,477,000	26,336,354
US Treasury Note 1.625%, 04/30/19	43,292,000	43,479,714
US Treasury Note 1.375%, 05/31/20	43,570,000	43,360,646
US Treasury Note 2.250%, 03/31/21	8,503,000	8,670,739

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2017

	Principal Amount	Value
US Treasury Note 1.750%, 04/30/22	$35,267,000	$35,064,497
US Treasury Note 1.500%, 03/31/23	38,715,000	37,653,357
US Treasury Note 2.500%, 05/15/24	3,585,000	3,673,083
US Treasury Note 2.125%, 05/15/25	4,400,000	4,372,328
US Treasury Note 2.000%, 11/15/26	21,720,000	21,178,694
Total US Treasury Bonds/Notes (Cost $347,051,733)		344,472,844

	Number of Shares	Value
Acquired Funds — 21.7%
Exchange-Traded Funds (ETFs) — 3.8%
Energy Select Sector SPDR Fund	573,000	$37,199,160
Financial Select Sector SPDR Fund	2,567,000	63,327,890
Vanguard FTSE Europe ETF	825,900	45,540,126
		146,067,176
Private Investment Funds (e) — 17.9%
Adage Capital Partners, LP (a) (c) (f)		47,853,016
AJO Emerging Markets Hedge Fund, LP (a) (c) (f)		20,203,435
AJO Emerging Markets Offshore Fund, Ltd. (a) (c) (f)	15,000	15,155,653
Canyon Value Realization Fund, LP (a) (c) (f)		85,152,748
Convexity Capital Offshore, LP (a) (c) (f)		42,806,287
Cumulus Fund, Ltd. (a) (c) (f)	70,391	41,928,755
Farallon Capital Institutional Partners, LP (a) (c) (f)		3,315,911
GSA Trend Fund, Ltd. (a) (c) (f)	552,831	48,442,251
Honeycomb Partners, LP (a) (c) (f)		57,778,677
Hudson Bay International, Ltd. (a) (c) (f)	45,000	45,876,463
Lansdowne Developed Markets Fund, Ltd. (a) (c) (f)	223,619	143,716,292
Latimer Light Partners, LP (a) (c) (f)		47,231,746
Man AHL Short Term Trading Limited (a) (c) (f)	19,679,229	19,715,475
OZ Domestic Partners, LP (a) (c) (f)		248,512
QVT Roiv Hldgs Onshore, Ltd. (a) (c) (f)	3,114	4,512,881
Soroban Cayman Fund, Ltd. (a) (c) (f)	22,382	46,584,421
Tessera Offshore Fund, Ltd. (a) (c) (f)	2,500	25,590,624
		696,113,147
Total Acquired Funds (Cost $722,436,047)		842,180,323
Publicly Traded Limited Partnerships — 0.0%
KKR & Co., LP	26,009	483,767
Lazard Ltd.	29,515	1,367,430
Total Publicly Traded Limited Partnerships (Cost $2,072,017)		1,851,197
Preferred Stocks — 0.3%
Banco ABC Brasil SA, 6.73% (Brazil)	42,223	213,989
Banco do Estado do Rio Grande do Sul SA, 5.07% (Brazil)	48,798	193,548
Bancolombia SA, 2.71% (Colombia)	31,190	346,955
Bayerische Motoren Werke AG, 4.80% (Germany)	84	6,931
Centrais Eletricas Brasileiras SA, 10.41% (Brazil)	737,600	3,653,602

	Number of Shares	Value
Cia de Saneamento do Parana, 6.09% (Brazil)	21,237	$69,873
Hyundai Motor Co., Ltd., 3.45% (South Korea)	2,083	212,102
Hyundai Motor Co., Ltd., 3.58% (South Korea)	2,077	204,721
Itausa – Investimentos Itau SA, 6.42% (Brazil)	71,584	194,901
Marcopolo SA, 4.67% (Brazil)	38,802	33,263
Porsche Automobil Holding SE, 2.00% (Germany)	5,867	329,642
Samsung SDI Co., Ltd., 1.50% (South Korea)	2,122	3,449,266
Saraiva SA Livreiros Editores, 3.73% (Brazil)	55,100	79,501
Sberbank of Russia PJSC, 4.98% (Russia)	107,020	218,231
Volkswagen AG, 1.52% (Germany)	4,803	732,548
Total Preferred Stocks (Cost $10,425,420)		9,939,073

	Number of Contracts	Value
Purchased Option Contracts — 0.0%
Puts — 0.0%
S&P 500 Index Strike Price $2395.00, Expiring 07/21/17 (United States)
(Cost $2,338,536)	63,600	$739,668

	Number of Units	Value
Disputed Claims Receipt — 0.0%
AMR Corp. (a) (c) (f)
(Cost $0)	260,322	$398,293

	Principal Amount	Value
Short-Term Investments — 15.3%
Repurchase Agreement — 3.5%
Fixed Income Clearing Corp. issued on 06/30/17 (proceeds at maturity $136,996,972) (collateralized by US Treasury Notes, due 03/31/24 through 06/30/24 with a total par value of $140,765,000 and a total market value of $139,741,352) 0.120%, 07/03/17
(Cost $136,995,602)	$136,995,602	$136,995,602
US Treasury Bills (g) — 11.8%
US Treasury Bill, due on 08/03/17	80,000,000	79,954,167
US Treasury Bill, due on 08/31/17	5,000,000	4,992,480
US Treasury Bill, due on 09/21/17 (h) (i)	70,000,000	69,849,500
US Treasury Bill, due on 10/05/17 (j)	50,000,000	49,868,150
US Treasury Bill, due on 10/19/17 (j)	50,000,000	49,846,400
US Treasury Bill, due on 12/07/17 (h) (i) (j)	30,000,000	29,860,650
US Treasury Bill, due on 12/14/17 (j)	40,000,000	39,806,400
US Treasury Bill, due on 12/21/17 (j)	60,000,000	59,695,500
US Treasury Bill, due on 12/28/17 (j)	75,000,000	74,585,625
Total US Treasury Bills (Cost $458,471,513)		458,458,872
Total Short-Term Investments (Cost $595,467,115)		595,454,474
Total Investments — 99.5% (Cost $3,493,383,009)		3,879,587,268
Other Assets in Excess of Liabilities — 0.5%		21,078,674
Net Assets — 100.0%		$3,900,665,942

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2017

Financial Futures Contracts

Number of Contracts	Type	Initial Notional Value/(Proceeds)	Notional Value at June 30, 2017	Unrealized Appreciation/ (Depreciation)
	Long Financial Futures Contracts
	Equity-Related
614	September 2017 Mini MSCI Emerging Market	$30,752,236	$30,954,810	$202,574
408	September 2017 S&P 500 e-Mini Index	49,625,772	49,386,360	(239,412)
				(36,838)
	Short Financial Futures Contracts
	Foreign Currency-Related
(1,057)	September 2017 Japanese Yen	(120,526,284)	(117,723,375)	2,802,909
	Equity-Related
(318)	September 2017 Mini MSCI EAFE	(30,022,227)	(30,044,640)	(22,413)
				2,780,496
				$2,743,658

Forward Currency Contracts

Contract Settlement Date	Counterparty	Contract Amount		Unrealized Depreciation
		Receive	Deliver
11/17/2017	Goldman Sachs International	USD 27,000,000	CNH 191,701,500	$(1,009,024)
01/17/2018	Goldman Sachs International	USD 27,000,000	CNH 191,088,500	(801,750)
05/04/2018	Barclays Bank plc	USD 6,000,000	CNH 42,516,000	(141,435)
05/29/2018	Goldman Sachs International	USD 8,000,000	CNH 56,540,000	(153,885)
				$(2,106,094)

Swap Contracts

Expiration Date	Counterparty	Pay	Receive	Currency	Notional Amount	Unrealized Depreciation
Total Return Swap Contracts
Long Total Return Swap Contracts
07/02/2018	Morgan Stanley Capital Services LLC	1 Month LIBOR plus a specified spread	Alphas Managed Accounts Platform LXII Limited – KCP Segregated Portfolio	USD	$197,997,601	$(2,644,577)
07/02/2018	Morgan Stanley Capital Services LLC	1 Month LIBOR plus a specified spread	Alphas Managed Accounts Platform LXIII Limited – KGCP Segregated Portfolio	USD	75,374,110	(1,381,915)
07/30/2018	Morgan Stanley Capital Services LLC	1 Month LIBOR plus a specified spread	Alphas Managed Accounts Platform LXV Limited – Clinton Quantitative Segregated Portfolio	USD	72,996,343	(727,434)
07/30/2018	Morgan Stanley Capital Services LLC	1 Month LIBOR plus a specified spread	Alphas Managed Accounts Platform LXVI Limited – Welton Nexus Segregated Portfolio	USD	42,707,325	(453,215)
						$(5,207,141)

ADR	American Depositary Receipt
ASE	American Stock Exchange
BATS	Better Alternative Trading System
CNH	Yuan Renminbi Offshore
CVA	Certification Van Aandelen or Certificate of Share
EAFE	Europe, Australasia, and Far East
ENT	Entitlement Shares
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
ISE	Italian Stock Exchange
JSE	Johannesburg Stock Exchange
LIBOR	London Interbank Offered Rate
LSE	London Stock Exchange

MOEX	Moscow Exchange
MSCI	Morgan Stanley Capital International
MTF	Multilateral Trading Facility
NYSE	New York Stock Exchange
OTC	Over-the-Counter
PDR	Philippine Depositary Receipt
REIT	Real Estate Investment Trust
SEHK	Stock Exchange of Hong Kong
SPADR	Sponsored ADR
SPGDR	Sponsored GDR
TSX	Toronto Stock Exchange
UNIT	A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
USD	US Dollar

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2017
*	Approximately 8% of the fund’s total investments are maintained to cover “senior securities transactions” which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund’s “senior securities” holdings to maintain proper coverage for the transactions.
(a)	Non income-producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures approved by the board of trustees.
(c)	Security is valued in good faith under procedures established by the board of trustees. The aggregate amount of securities fair valued amounts to $742,516,654, which represents 19.0% of the fund’s net assets.
(d)	Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to investors outside the United States.
(e)	Portfolio holdings information of the Private Investment Funds is not available as of June 30, 2017. These positions are therefore grouped into their own industry classification.
(f)	Restricted Securities. The following restricted securities were held by the fund as of June 30, 2017, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund's net assets. All of the below securities are illiquid, with the exception of Canyon Value Realization Fund, LP, AJO Emerging Markets Hedge Fund, LP and AJO Emerging Markets Offshore Fund, Ltd. TIP’s valuation committee has deemed 10% of Canyon Value Realization Fund, LP and 5% of AJO Emerging Markets Hedge Fund, LP and AJO Emerging Markets Offshore Fund, Ltd., respectively, to be illiquid in accordance with procedures approved by the TIP board of trustees. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

Private Investment Funds	Investment Strategy	Date of Acquisition	Cost	Value
Adage Capital Partners, LP	US Equity	07/01/16	$40,000,000	$47,853,016
AJO Emerging Markets Hedge Fund, LP	Long-Short Emerging Markets Equity	03/01/17	20,000,000	20,203,435
AJO Emerging Markets Offshore Fund, Ltd.	Long-Short Emerging Markets Equity	03/01/17	15,000,000	15,155,653
Canyon Value Realization Fund, LP	Multi-Strategy	12/31/97 – 04/03/06	23,797,935	85,152,748
Convexity Capital Offshore, LP	Relative Value	02/16/06 – 04/01/13	52,029,177	42,806,287
Cumulus Fund, Ltd.	Macro Energy	09/01/16 – 03/01/17	53,000,000	41,928,755
Farallon Capital Institutional Partners, LP	Multi-Strategy	01/01/13	2,525,747	3,315,911
GSA Trend Fund, Ltd.	Trend Following	09/01/16 – 12/01/16	55,000,000	48,442,251
Honeycomb Partners, LP	Long-Short Global	07/01/16 – 03/01/17	50,000,000	57,778,677
Hudson Bay International, Ltd.	Relative Value	07/01/14	45,003,892	45,876,463
Lansdowne Developed Markets Fund, Ltd.	Long-Short Global	06/01/06 – 04/01/13	88,096,421	143,716,292
Latimer Light Partners, LP	Long-Short Global	10/01/15 – 01/01/16	47,479,807	47,231,746
Man AHL Short Term Trading Limited	Currency Trading	08/01/16	20,000,000	19,715,475
OZ Domestic Partners, LP	Multi-Strategy	09/30/03	782,078	248,512
QVT Roiv Hldgs Onshore, Ltd.	Multi-Strategy	01/05/16	3,114,245	4,512,881
Soroban Cayman Fund, Ltd.	Long-Short Global	07/01/16 – 01/01/17	41,000,000	46,584,421
Tessera Offshore Fund, Ltd.	Long-Short US Small-Cap	01/01/17	25,000,000	25,590,624
				696,113,147
Disputed Claims Receipt
AMR Corp.		12/09/13	—	398,293
Total (17.9% of Net Assets)				$696,511,440
(g)	Treasury bills and discount notes do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.
(h)	Security or a portion thereof is pledged as collateral for swap contracts.
(i)	Security or a portion thereof is held as initial margin for financial futures contracts.
(j)	Security or a portion thereof is pledged as collateral for forward currency contracts.

See accompanying Notes to Financial Statements.

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TIFF Multi-Asset Fund
Statement of Assets and Liabilities (Unaudited)

June 30, 2017
Assets
Investments in securities, at value (cost: $3,356,387,407)	$3,742,591,666
Repurchase agreements (cost: $136,995,602)	136,995,602
Total investments (cost: $3,493,383,009)	3,879,587,268
Advance purchase of investments	8,400,190
Due from broker for futures variation margin	740,241
Cash	22,138
Cash denominated in foreign currencies (cost: $21,946,372)	21,829,853
Total Cash	21,851,991
Receivables:
Investment securities sold	12,804,815
Dividends and tax reclaims	4,658,579
Capital stock sold	3,012,053
Interest	709,501
Prepaid expenses	24,514
Total Assets	3,931,789,152
Liabilities
Swap contracts, at value	5,207,141
Unrealized depreciation on forward currency contracts	2,106,094
Foreign currencies sold short, at value (proceeds $164)	164
Payables:
Investment securities purchased	10,540,070
Money manager fees	5,444,805
Capital stock redeemed	3,060,302
Distributions	2,372,230
Accrued expenses and other liabilities	1,602,570
Investment advisory and administrative fees	789,834
Total Liabilities	31,123,210
Net Assets	$3,900,665,942
Shares Outstanding (unlimited authorized shares, par value $0.001)	255,933,946
Net Asset Value Per Share	$15.24
Net Assets Consist of:
Capital stock	$3,641,327,229
Distributions in excess of net investment income	(133,128,962)
Accumulated net realized gain on investments	11,188,401
Net unrealized appreciation on investments, derivatives, and foreign currencies	381,279,274
$3,900,665,942

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund
Statement of Operations (Unaudited)

Six Months Ended June 30, 2017
Investment Income
Dividends (net of foreign withholding taxes of $1,867,538)	$27,530,376
Interest	5,129,024
Other Income	101,842
Total Investment Income	32,761,242
Expenses
Money manager fees	10,926,696
Investment advisory fees	4,367,335
Fund administration fees	2,552,050
Administrative fees	408,121
Professional fees	321,740
Chief compliance officer fees	105,306
Dividends and interest	16,786
Miscellaneous fees and other	178,779
Total Expenses	18,876,813
Net Investment Income	13,884,429
Net Realized Gain (Loss) on:
Investments (net of foreign withholding taxes on capital gains of $804,910)	67,521,690
Swap contracts	14,031,700
Financial futures contracts	(880,683)
Foreign currency-related transactions	(529,172)
Options written	26,564
Net Realized Gain (Loss) on Investments, Derivatives, and Foreign Currencies	80,170,099
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	235,545,861
Swap contracts	(4,251,299)
Financial futures contracts	2,699,754
Forward currency contracts	(2,855,478)
Foreign currency-related transactions	555,890
Net Change in Unrealized Appreciation (Depreciation) on Investments, Derivatives, and Foreign Currencies	231,694,728
Net Realized and Unrealized Gain on Investments, Derivatives, and Foreign Currencies	311,864,827
Net Increase in Net Assets Resulting from Operations	$325,749,256

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund
Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets From Operations
Net investment income	$13,884,429	$30,932,614
Net realized gain (loss) on investments, derivatives, and foreign currencies	80,170,099	94,584,243
Net change in unrealized appreciation (depreciation) on investments, derivatives, and foreign currencies	231,694,728	57,084,881
Net Increase in Net Assets Resulting from Operations	325,749,256	182,601,738
Distributions
From net investment income	(10,815,219)	(13,850,820)
From net realized gains	—	(87,100,676)
Return of capital	—	(121,495,664)
Decrease in Net Assets Resulting from Distributions	(10,815,219)	(222,447,160)
Capital Share Transactions
Proceeds from shares sold	27,767,543	86,206,165
Proceeds from distributions reinvested	7,359,003	115,173,284
Entry/exit fees	2,850,330	4,779,031
Cost of shares redeemed	(579,223,504)	(877,022,191)
Net Decrease From Capital Share Transactions	(541,246,628)	(670,863,711)
Total Decrease in Net Assets	(226,312,591)	(710,709,133)
Net Assets
Beginning of period	4,126,978,533	4,837,687,666
End of period	$3,900,665,942	$4,126,978,533
Including distributions in excess of net investment income	$(133,128,962)	$(136,198,172)
Capital Share Transactions (in shares)
Shares sold	1,889,067	6,007,010
Shares reinvested	477,287	8,135,478
Shares redeemed	(38,771,185)	(61,171,510)
Net Decrease	(36,404,831)	(47,029,022)

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund
Statement of Cash Flows (Unaudited)

Six Months Ended June 30, 2017
Cash flows provided by (used in) operating activities
Net increase (decrease) in net assets resulting from operations	$325,749,256
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(847,970,420)
Investments sold	1,235,658,085
(Purchase)/Sale of short term investments, net	146,021,049
Amortization (accretion) of discount and premium, net	(1,089,320)
Change in swap contracts, at value	4,251,299
(Increase)/decrease in advance purchase of investments	20,099,810
(Increase)/decrease in due from broker for futures variation margin	(1,017,561)
(Increase)/decrease in unrealized appreciation on forward currency contracts	2,855,478
(Increase)/decrease in interest receivable	323,520
(Increase)/decrease in receivable for dividends and tax reclaims	(1,105,251)
(Increase)/decrease in prepaid expenses	66,409
Increase/(decrease) in payable for foreign currencies sold short	(236)
Increase/(decrease) in payable for money manager fees	(3,846,947)
Increase/(decrease) in accrued expenses and other liabilities	(670,951)
Increase/(decrease) in payable for investment advisory and administrative fees	(47,976)
Net realized (gain) loss from investments	(67,521,690)
Net change in unrealized (appreciation) depreciation on investments	(235,545,861)
Net cash provided by (used in) operating activities	576,208,693
Cash flows provided by (used in) financing activities
Increase (decrease) in cash overdraft	(201,272)
Distributions paid to shareholders	(1,083,986)
Proceeds from shares sold	24,974,755
Payment for shares redeemed	(589,398,229)
Net cash provided by (used in) financing activities	(565,708,732)
Net increase (decrease) in cash	10,499,961
Cash at beginning of period	11,352,030
Cash at end of period	$21,851,991
Non cash financing activities not included herein consist of reinvestment of distributions of:	$7,359,003
Cash paid for interest expense	$16,786

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2017

1.  Organization

TIFF Investment Program (“TIP”) is a no-load, open-end management investment company that seeks to improve the net investment returns of its members through two investment vehicles, each with its own investment objective and policies. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of June 30, 2017, TIP consisted of two mutual funds, TIFF Multi-Asset Fund (“MAF” or the “fund”) and TIFF Short-Term Fund, each of which is diversified, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The financial statements and notes presented here relate only to MAF.

Investment Objective

The fund’s investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.

2.  Summary of Significant Accounting Policies

The fund operates as a diversified investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

The preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers National Market System (“NASDAQ”) for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Over-the-counter (“OTC”) stocks not quoted on NASDAQ and foreign stocks that are traded OTC are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Exchange-traded and OTC options and futures contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures and written option sales contracts). Forward foreign currency exchange contracts are valued at their respective fair market values. Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value. The fund has established a pricing hierarchy to determine the order of pricing sources utilized in valuing its portfolio holdings. The pricing hierarchy has been approved by the TIP board of trustees (the “board”).

The fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and OTC markets) and the time at which the net asset value of the fund is determined. If the TIP Valuation Committee believes that a particular event would materially affect net asset value, further adjustment is considered.

MAF invests in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by MAF are generally securities for which market quotations are not readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The board has approved valuation procedures pursuant to which MAF values its

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2017

interests in private investment funds at “fair value.” MAF determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time MAF values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that MAF could reasonably expect to receive from the private investment fund if MAF’s interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that MAF believes is reliable.

Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by the board. Such procedures use fundamental valuation methods, which may include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

Fair value is defined as the price that the fund could reasonably expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1  — quoted prices in active markets for identical assets and liabilities

Level 2  —  other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

Level 3  —  significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2017

The following is a summary of the inputs used as of June 30, 2017 in valuing the fund’s assets and liabilities carried at fair value:

TIFF Multi-Asset Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks* +	$939,382,410	$1,110,388,955	$—	$2,049,771,365
Participation Notes	—	29,513,431	—	29,513,431
Rights*	—	521	—	521
Warrants*	4,950,534	54,604	—	5,005,138
Convertible Bonds	—	260,941	—	260,941
US Treasury Bonds/Notes	344,472,844	—	—	344,472,844
Exchange-Traded Funds	146,067,176	—	—	146,067,176
Private Investment Funds	—	—	696,113,147	696,113,147
Publicly Traded Limited Partnerships	1,851,197	—	—	1,851,197
Preferred Stocks*	—	9,939,073	—	9,939,073
Purchased Options	739,668	—	—	739,668
Disputed Claims Receipt	—	—	398,293	398,293
Short-Term Investments	595,454,474	—	—	595,454,474
Total Investments in Securities	2,032,918,303	1,150,157,525	696,511,440	3,879,587,268
Financial Futures Contracts – Equity Risk	202,574	—	—	202,574
Financial Futures Contracts – Foreign Currency Risk	2,802,909	—	—	2,802,909
Total Other Financial Instruments	3,005,483	—	—	3,005,483
Total Assets	$2,035,923,786	$1,150,157,525	$696,511,440	$3,882,592,751

Liabilities
Financial Futures Contracts – Equity Risk	$(261,825)	$—	$—	$(261,825)
Forward Currency Contracts – Foreign Currency Risk	—	(2,106,094)	—	(2,106,094)
Swap Contracts – Equity Risk	—	—	(5,207,141)	(5,207,141)
Total Other Financial Instruments	(261,825)	(2,106,094)	(5,207,141)	(7,575,060)
Total Liabilities	$(261,825)	$(2,106,094)	$(5,207,141)	$(7,575,060)
*	Securities categorized as Level 2 primarily include listed foreign equities whose values have been adjusted with factors to reflect changes to foreign markets after market close.
+	There are securities in this category that have a market value of zero and are categorized as Level 3.

During the period ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the fund. This does not include transfers between Level 1 investments and Level 2 investments due to the fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described earlier within Note 1, international fair value pricing of securities occurs on certain portfolio securities when available. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The fund recognizes transfers into and transfers out of the valuation levels at the beginning of the reporting period.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2017

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2016	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of June 30, 2017	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 06/30/17 for the period ended 06/30/17
Common Stocks*	$—	$—	$3,712,321	$—	$—	$—	$(3,712,321)	$—	$—
Disputed Claims Receipt	471,183	—	(72,890)	—	—	—	—	398,293	(72,890)
Private Investment Funds	608,111,181	18,694	31,982,505	81,500,000	(25,499,233)	—	—	696,113,147	31,982,502
Swap Contracts	(955,842)	14,031,700	(4,251,299)	4,597,526,464	(4,611,558,164)	—	—	(5,207,141)	(4,251,299)
Total	$607,626,522	$14,050,394	$31,370,637	$4,679,026,464	$(4,637,057,397)	$—	$(3,712,321)	$691,304,299	$27,658,313

* There are Common Stocks categorized as Level 3 that have a market value of zero.

Securities designated as Level 3 in the fair value hierarchy are valued using methodologies and procedures established by the board, and the TIP Valuation Committee, which was established to serve as an agent of the board. Management is responsible for the execution of these valuation procedures. Transfers to/from, or additions to, Level 3 require a determination of the valuation methodology, including the use of unobservable inputs, by the TIP Valuation Committee.

The TIP Valuation Committee meets no less than quarterly to review the methodologies and significant unobservable inputs currently in use, and to adjust the pricing models as necessary. Any adjustments to the pricing models are documented in the minutes of the TIP Valuation Committee meetings, which are provided to the board on a quarterly basis.

The following is a summary of the procedures and significant unobservable inputs used in Level 3 investments:

Common Stocks and Disputed Claims Receipt.  Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by the board. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. On a quarterly basis, the TIP Valuation Committee reviews the valuations in light of current information available about the issuer, security, or market trends to adjust the pricing models, if deemed necessary.

Swap Contracts.  The swap contracts held expose MAF to the returns, either positive or negative, of special purpose vehicles (SPVs) that hold actively managed portfolios of marketable investments. The SPVs were created by Morgan Stanley Capital Services LLC, the swap counterparty, and are valued daily by the administrators of the SPVs based on the value of the assets held by the SPVs. Although independently received on a daily basis, the fund does not have the transparency to view the underlying inputs which support the value. Significant changes in the value would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. The fund is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.

Private Investment Funds.  Private investment funds are valued at fair value using net asset values received on monthly statements, adjusted for the most recent estimated value or performance provided by the management of the private investment fund. In most cases, values are adjusted further by the total returns of indices or exchange-traded funds that track markets to which the private investment fund is fully or partially exposed, as determined by the TIP Valuation Committee upon review of information provided by the private investment fund. On a quarterly basis, the TIP Valuation Committee compares the valuations as determined by the pricing models at each month-end during the quarter to statements provided by management of the

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2017

private investment funds in order to recalibrate the market exposures, the indices, or exchange-traded funds used in the pricing models as necessary.

The valuation techniques and significant observable inputs used in recurring Level 3 fair value measurements of assets were as follows:

As of June 30, 2017	Fair Value	Valuation Methodology	Significant Unobservable Inputs	Range	Weighted Average
Common Stocks	$—	Last market price	Discount (%)	100%	100%
Disputed Claims Receipt	398,293	Corporate action model	Future claim awards	—	—
Private Investment Funds	696,113,147	Adjusted net asset value	Manager estimates	(2.37)% – 3.80%	0.60%
			Market returns*	(3.10)% – 39.49%	(0.07)%
*	Weighted by estimated exposure to chosen indices or exchange-traded funds.

The following are descriptions of the sensitivity of the Level 3 recurring fair value measurements to changes in the significant unobservable inputs presented in the table above:

Common Stocks and Disputed Claims Receipt.  The methodology and unobservable inputs in the above chart reflect the methodology and significant unobservable inputs of securities held at period ended June 30, 2017. The discount for lack of marketability used to determine fair value may include other factors such as liquidity or credit risk. An increase (decrease) in the discount would result in a lower or higher fair value measurement.

Private Investment Funds.  The range of manager estimates and market returns reflected in the above chart identify the range of estimates and returns used in valuing the private investment funds at period ended June 30, 2017. A significant increase (decrease) in the estimates received from the manager of the private investment funds would result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in the market return weighted by estimated exposures to chosen indices would result in a significantly higher or lower fair value measurement.

The table below details the fund’s ability to redeem from private investment funds that are classified as Level 3 assets. The private investment funds in this category generally impose a “lockup” or “gating” provision, which may restrict the timing, amount, or frequency of redemptions. All or a portion of the interests in these privately offered funds generally are deemed to be illiquid.

	Fair Value	Redemption Frequency	Redemption Notice Period
US Equity (a)	$47,853,016	quarterly	60 days
Long-Short Emerging Markets Equity (b)	35,359,088	daily	7 days
Multi-Strategy (c)	93,230,052	daily (91%)	2 days
Long-Short Global (d)	295,311,136	monthly (49%),	45 – 90 days
		quarterly (20%),
		semi-annually (16%),
		3 year rolling (16%)
Relative Value (e)	88,682,750	quarterly	65 – 90 days
Macro Energy (f)	41,928,755	monthly	30 days
Trend Following (g)	48,442,251	daily	2 days
Currency Trading (h)	19,715,475	daily	30 days
Long-Short US Small-Cap (i)	25,590,624	quarterly	45 days
Total	$696,113,147
(a)	This strategy primarily comprises long positions in US common stock.
(b)	This strategy primarily comprises long and short positions in Emerging Market common stocks.
(c)	This strategy primarily comprises capital allocated to various strategies based on risk and return profiles. This strategy includes $8,077,304 of redemption residuals that are illiquid.
(d)	This strategy primarily comprises long and short positions in global common stocks.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2017
(e)	This strategy primarily seeks to exploit price differences between similar securities through both long and short positions.
(f)	This strategy primarily comprises long and short positions in commodity related instruments, with a key input being weather forecasts.
(g)	This strategy primarily comprises long and short investments in commodity, equity index, currency, and fixed income futures, based on trailing price movements.
(h)	This strategy primarily comprises long and short positions in currency pairs.
(i)	This strategy primarily comprises long and short positions in in US small-cap common stocks.

Investment Transactions and Investment Income

Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed) for financial reporting purposes. Interest income and expenses are recorded on an accrual basis. The fund accretes discounts or amortizes premiums using the yield-to-maturity method on a daily basis, except for mortgage-backed securities that record paydowns. The fund recognizes paydown gains and losses for such securities and reflects them in investment income. Inflation (deflation) adjustments on inflation-protected securities are included in interest income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the fund, using reasonable diligence, becomes aware of such dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. The fund uses the specific identification method for determining realized gain or loss on sales of securities and foreign currency transactions.

Income Taxes

There is no provision for federal income or excise tax since the fund has elected to be taxed as a regulated investment company (“RIC”) and intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to RICs and to distribute substantially all of its taxable income. The fund may be subject to foreign taxes on income, gains on investments, or currency repatriation. The fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned and gains are recognized.

The fund evaluates tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authorities. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as tax benefits or expenses in the current year. Management has analyzed the fund’s tax positions taken or to be taken on federal income tax returns for all open tax years (tax years ended December 31, 2013 through December 31, 2016), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Expenses

Expenses directly attributable to MAF are charged to the fund’s operations; expenses that are applicable to all TIP funds are allocated based on the relative average daily net assets of each TIP fund.

Dividends to Members

It is the fund’s policy to declare dividends from net investment income quarterly and distributions from capital gains at least annually.

Dividends from net short-term capital gains and net long-term capital gains of the fund, if any, are normally declared and paid in December, but the fund may make distributions on a more frequent basis in accordance with the distribution requirements of the Code. To the extent that a net realized capital gain could be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2017

Foreign Currency Translation

The books and records of the fund are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

(i)	the foreign currency value of investments and other assets and liabilities denominated in foreign currency are translated into US dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date;
(ii)	purchases and sales of investments, income, and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting net realized and unrealized foreign currency gain or loss is included in the Statement of Operations.

The fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the fund does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign-currency denominated debt obligations pursuant to US federal income tax regulations; such an amount is categorized as foreign currency gain or loss for income tax reporting purposes.

Net realized gains and losses from foreign currency-related transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the US dollar amount actually received.

Net Asset Value

The net asset value per share is calculated on a daily basis by dividing the assets of the fund, less its liabilities, by the number of outstanding shares of the fund.

3.  Derivatives and Other Financial Instruments

During the period ended June 30, 2017, the fund invested in derivatives, such as but not limited to futures, currency forwards, purchased and written options, and total return swaps for hedging, liquidity, index exposure, and active management strategies. Derivatives are used for “hedging” when TIFF Advisory Services, Inc. (“TAS”) or a money manager seeks to protect the fund’s investments from a decline in value. Derivative strategies are also used when TAS or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of the fund’s portfolio investments and/or for purposes of total return. Depending on the purpose for which the derivative instruments are being used, the successful use of derivative instruments may depend on, among other factors, TAS’s or the money manager’s general understanding of how derivative instruments act in relation to referenced securities or markets but also on market conditions, which are out of control of TAS or the money manager.

Cover for Strategies Using Derivative Instruments

Transactions using derivative instruments, including futures contracts, written options and swaps, expose the fund to an obligation to another party and may give rise to a form of leverage. It is the fund’s policy to segregate assets to cover derivative transactions that might be deemed to create leverage under Section 18 of the 1940 Act. In that regard, the fund will not enter into any such transactions unless it has covered such transactions by owning and segregating either (1) an offsetting (“covered”) position in securities, currencies, or other derivative instruments or (2) cash and/or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. When the fund is required to segregate cash or liquid securities, it will instruct its custodian as to which cash holdings or liquid assets are to be marked on the books of the fund or its custodian as segregated for purposes of Section 18 of the 1940 Act. The fund will monitor the amount of these segregated assets on a daily basis and will not enter into additional transactions that would require the segregation of cash or liquid securities unless the fund holds a sufficient amount of cash or liquid securities that can be segregated.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2017

Financial Futures Contracts

The fund may use futures contracts, generally in one of three ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices, globally; (2) to gain exposures, both long and short, to the returns of non-dollar currencies relative to the US dollar; and (3) to manage the duration of the fund’s fixed income holdings to targeted levels.

Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (“initial margin”). An outstanding futures contract is valued daily, and the payment in cash of “variation margin” will be required, a process known as “marking to the market.” Each day, the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.

US futures contracts have been designed by exchanges that have been designated as “contract markets” by the Commodity Futures Trading Commission and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts may trade on a number of exchange markets, and through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments.

Swap Contracts

The fund may use swaps and generally uses them in the following ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices (2) to gain exposure, both long and short, to the total returns of individual stocks and bonds and (3) to gain long-term exposures to the total returns of selected investment strategies. While swaps falling into the first and third categories are often held for multiple quarters, if not years, swaps in the second category can at times be held for shorter time periods or adjusted frequently based on the managers’ evolving views of the expected risk/reward of the trade.

The fund maintained four swap contracts in order to indirectly gain exposure to the investment strategies of selected investment advisors. With Morgan Stanley Capital Services LLC as the counterparty, MAF entered into a total return swap with respect to each investment strategy to which it sought exposure. Under each swap, MAF receives the return (or pays, if the return is negative) of a special purpose vehicle that invests in accordance with the applicable strategy and pays one-month Libor + an additional interest rate. The four strategies held at period end are described below.

KCP Segregated Portfolio:
The typical portfolio construction is a US focused long-short portfolio. The long portfolio is passive equity exposure (primarily S&P 500, S&P 400, and Russell 2000) and the short portfolio is security-specific positions selected by the manager.

KGCP Segregated Portfolio:
The typical portfolio construction is a global looking long-short portfolio. The long portfolio is passive equity exposure (primarily MSCI ACWI and MSCI USA) and the short portfolio is security-specific positions selected by the manager.

Welton Nexus Segregated Portfolio:
The typical portfolio construction is a market neutral statistical arbitrage strategy in which computers attempt to identify and take advantage of small mispricings between stocks across North America and Europe.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2017

Clinton Quantitative Segregated Portfolio:
The typical portfolio construction is a market neutral statistical arbitrage strategy in which computers attempt to identify and take advantage of small mispricings between stocks across North America, Latin America, Europe and Asia.

Generally, swap agreements are contracts between a fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through a Futures Commission Merchant and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, the fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular “notional amount” or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-US currency, or a “basket” of securities representing a particular index or portfolio of securities and other instruments. Swaps can also be based on credit and other events.

A fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty with respect to a particular swap agreement are netted out, with the fund receiving or paying, as the case may be, only the net difference in the two payments. The fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the fund). If the swap agreement does not provide for that type of netting, the full amount of the fund’s obligations will be accrued on a daily basis.

Cleared swaps are subject to mandatory central clearing. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely and may involve additional costs and risks not involved with uncleared swaps.

Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. In certain circumstances, the fund may be required to pledge an additional amount, known as an independent amount, which is typically equal to a specified percentage of the notional amount of the trade. In some instances, the independent amount can be a significant percentage of the notional amount. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund, net of the independent amount, if any. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss. Other risks may apply if an independent amount has been posted.

The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund’s valuation procedures. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2017

Options

The fund generally uses options to hedge a portion (but not all) of the downside risk in its long or short equity positions and also opportunistically to generate total returns. The fund may also engage in writing options, for example, to express a long view on a security. When writing a put option, the risk to the fund is equal to the notional value of the position. Refer to written options table on page 40 for information on written option activity during the period.

Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an “underlying instrument”) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that the fund purchases may be traded on a national securities exchange or in the OTC market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.

As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, the fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). Like a call option, the fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, the fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.

As the writer of a put option, the fund retains the risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the fund, as the writer of the put option, will be required to buy the instrument at the exercise price. The fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option net of the premium received by the fund for the sale of the put option. If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received. As the writer of a put option, the fund may be required to pledge cash and/or other liquid assets at least equal to the value of the fund’s obligation under the written put.

The fund may write “covered” call options, meaning that the fund owns the underlying instrument that is subject to the call, or has cash and/or liquid securities with a value at all times sufficient to cover its potential obligations under the option. When the fund writes a covered call option covered by the underlying instrument that is subject to the call, the underlying instruments that are held by the fund and are subject to the call option will be earmarked as segregated on the books of the fund or the fund’s custodian. A fund will be unable to sell the underlying instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying instruments from segregation, for example, by segregating sufficient cash and/or liquid assets necessary to enable the fund to purchase the underlying instrument in the event the call option is exercised by the buyer.

When the fund writes an option, an amount equal to the premium received by the fund is included in the fund’s Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. These contracts may also involve market risk in excess of the amounts stated in the Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counter-parties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires unexercised, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2017

For the period ended June 30, 2017, the fund had the following transactions in written options.

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2016	—	$—
Options written	223,400	183,581
Options terminated in closing purchase transactions	(223,400)	(183,581)
Options expired	—	—
Options assigned	—	—
Options outstanding at June 30, 2017	—	$—

Forward Currency Contracts

At times, the fund enters into forward currency contracts to manage the foreign currency exchange risk to which it is subject in the normal course of pursuing international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements.

A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked-to-market daily, and the change in value is recorded by the fund as an unrealized gain or loss. The fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Forward currency contracts held by the fund are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Short Selling

At times, the fund sells securities it does not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker for securities sold short in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities or foreign currencies sold under the short sale agreement. The cash is retained by the fund’s broker as collateral for the short position. The fund must also post an additional amount of margin of 50% of the value of the short sale. Additional margin may be required as the value of the borrowed security fluctuates. The liability is marked-to-market while it remains open to reflect the current settlement obligation. Until the security or currency is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded in the Statement of Operations.

In “short selling,” the fund sells borrowed securities or currencies which must at some date be repurchased and returned to the lender. If the market value of securities or currencies sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2017

Interest Only Securities

The fund may invest in interest only securities (“IOs”), which entitle the holder to the interest payments in a pool of mortgages, Treasury bonds, or other bonds. With respect to mortgage-backed IOs, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup fully its initial investment in an IO. The fair market value of these securities is volatile in response to changes in interest rates.

Derivative Disclosure

The fund is a party to agreements which include netting provisions or other similar arrangements. While the terms and conditions of these agreements may vary, all transactions under each such agreements constitute a single contractual relationship, and each party’s obligation to make any payments, deliveries, or other transfers in respect of any transaction under such agreement may be applied against the other party’s obligations under such agreement and netted. A default by a party in performance with respect to one transaction under such an agreement would give the other party the right to terminate all transactions under such agreement and calculate one net amount owed from the defaulting party to the other. The fund is required to disclose positions held at period-end that were entered into pursuant to agreements that allow the fund to net the counterparty’s obligations against those of the fund in the event of a default by the counterparty.

At June 30, 2017, the fund’s derivative assets and liabilities (by contract type) are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Purchased Options	739,668	—
Swap Contracts	—	(5,207,141)
Forward Contracts	—	(2,106,094)
Futures Contracts	3,005,483	(261,825)
Total derivative assets and liablities	3,745,151	(7,575,060)
Derivatives not subject to a netting provision or similar arrangement	3,745,151	(261,825)
Total assets and liabilities subject to a netting provision or similar arrangement	$—	$(7,313,235)

The following table presents the fund’s derivative liabilities net of amounts available for offset under a netting provision or similar arrangement and net of the related collateral (excluding any independent amounts) pledged by the fund as of June 30, 2017:

Counterparty	Derivative Liabilitites Subject to a Netting Provision or Similar Arrangement	Derivatives Available for Offset	Collateral Pledged	Net Amount
Forward Currency Contracts
Barclays Bank plc	$(141,435)	$—	$—	$(141,435)
Goldman Sachs International	(1,964,659)	—	1,660,000	(304,659)
Swaps
Morgan Stanley Capital Services LLC	(5,207,141)	—	5,207,141	—
Total	$(7,313,235)	$—	$6,867,141	$(446,094)

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2017

The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund’s derivative instruments grouped by contract type and primary risk exposure category as of June 30, 2017. These derivatives are not accounted for as hedging instruments.

The following table lists the fair values of the fund’s derivative holdings as of June 30, 2017, grouped by contract type and risk exposure category.

Derivative Type	Statement of Assets and Liabilities Location	Foreign Currency Risk	Quarterly Average %**	Equity Risk	Quarterly Average %**	Total
Asset Derivatives
Purchased Options	Investments in securities, at value	$—	—	$739,668	0.02%	$739,668
Financial Futures Contracts	Variation margin*	2,802,909	0.03%	202,574	0.00%	3,005,483
Forward Currency Contracts	N/A	—	0.01%	—	—	—
Swap Contracts	N/A	—	—	—	0.07%	—
Total Value – Assets		$2,802,909		$942,242		$3,745,151
Liability Derivatives
Swap Contracts	Swap contracts, at value	$—	—	$(5,207,141)	0.09%	$(5,207,141)
Forward Currency Contracts	Unrealized depreciation on forward currency contracts	(2,106,094)	0.02%	—	—	(2,106,094)
Financial Futures Contracts	Variation margin*	—	0.03%	(261,825)	0.01%	(261,825)
Written Options	N/A	—	—	—	0.00%	—
Total Value – Liabilities		$(2,106,094)		$(5,468,966)		$(7,575,060)
*	Cumulative appreciation (depreciation) of futures contracts is reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
**	The Quarterly Average % is a representation of the volume of derivative activity. Quarterly Average % was calculated as follows: At each quarter end from and including December 31, 2016 to and including June 30, 2017, the applicable fair value amount was divided by Net Assets to derive a percentage of Net Assets for each quarter end. The Quarterly Average % amount represents the average of these three percentages.
N/A	MAF did not hold this derivative type as of June 30, 2017 and therefore is not present on the Statement of Assets and Liabilities. There was however a balance at one or more prior quarters-end within the period of December 31, 2016 to June 30, 2017.

The following table lists the amounts of gains or losses included in net increase in net assets resulting from operations for the period ended June 30, 2017, grouped by contract type and risk exposure category.

Derivative Type	Statement of Operations Location	Foreign Currency Risk	Equity Risk	Total
Realized Gain (Loss)
Purchased Options	Net realized gain (loss) on Investments	$—	$(2,234,713)	$(2,234,713)
Written Options	Net realized gain (loss) on Options written	—	26,564	26,564
Swap Contracts	Net realized gain (loss) on Swaps contracts	—	14,031,700	14,031,700
Financial Futures Contracts	Net realized gain (loss) on Financial futures contracts	(4,886,160)	4,005,477	(880,683)
Total Realized Gain (Loss)		$(4,886,160)	$15,829,028	$10,942,868

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2017

The following table lists the change in unrealized appreciation (depreciation) included in net increase in net assets resulting from operations for the period ended June 30, 2017, grouped by contract type and risk exposure category.

Derivative Type	Statement of Operations Location	Foreign Currency Risk	Equity Risk	Total
Change in Appreciation (Depreciation)
Purchased Options	Net Change in Unrealized Appreciation (Depreciation) on Investments	$—	$(1,598,868)	$(1,598,868)
Swap Contracts	Net Change in Unrealized Appreciation (Depreciation) on Swap contracts	—	(4,251,299)	(4,251,299)
Forward Currency Contracts	Net Change in Unrealized Appreciation (Depreciation) on Forward currency contracts	(2,855,478)	—	(2,855,478)
Financial Futures Contracts	Net Change in Unrealized Appreciation (Depreciation) on Financial futures contracts	1,924,573	775,181	2,699,754
Total Change in Appreciation (Depreciation)		$(930,905)	$(5,074,986)	$(6,005,891)

4.  Investment Advisory Agreement, Money Manager Agreements, and Other Transactions with Affiliates

TIP’s board has approved an investment advisory agreement for the fund with TAS. The fund pays TAS a monthly fee calculated by applying the annual rates set forth below to the fund’s average daily net assets for the month:

Assets
On the first $1 billion	0.25%
On the next $1 billion	0.23%
On the next $1 billion	0.20%
On the remainder (> $3 billion)	0.18%

TIP’s board has approved money manager agreements with each of the money managers. Certain money managers will receive fees based in whole or in part on performance of the money manager’s portfolio. Other money managers will receive management fees equal to a specified percentage per annum of the assets under management by such money manager with a single rate or on a descending scale. Money managers who provided services to the fund and their fee terms during the six months ended June 30, 2017 were as follows:

Assets-Based Schedules [a] All paid Monthly
Money Manager/Strategy	Minimum	Maximum	Breakpoints
Amundi Smith Breeden LLC – Beta	0.02%	0.03%	YES
Fundsmith, LLP	0.90%	—	NO
Green Court Capital Management Limited	0.60%	0.90%	YES
Lansdowne Partners (UK) LLC	0.80%	—	NO
Mondrian Investment Partners Limited	0.30%	0.43%	YES

Fulcrum Fee Schedules [b] All paid Monthly
Money Manager/Strategy	Floor	Cap	Fulcrum Fee	Benchmark	Excess Return to achieve Fulcrum fee
AJO, LP – Domestic Large Cap	0.10%	0.50%	0.30%	S&P 500 Index	2.00%
Marathon Asset Management, LLP – EAFE	0.15%	1.60%	0.88%	MSCI Europe, Australasia, Far East (EAFE) Index	4.24%
Shapiro Capital Management LLC	0.50%	0.95%	0.73%	Russell 2000 Index	3.25%

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2017

Blended Asset-Based and Performance-Based Fee Schedules [c]
Asset-Based Portion – All Paid Monthly				Performance-Based Portion – All Paid Annually Except@
Money Manager/Strategy	Minimum	Maximum	Breakpoints	Benchmark/Hurdle	Performance Fee		Performance Measurement Period	High Water Mark	Cap
AJO, LP – Emerging Markets	—	—	—	MSCI Emerging Markets Small Cap Index (net)	20.2%		Rolling 60 months	NO	1.615% xANA
Glenhill Capital Advisors, LLC*	0.55%	0.75%	YES	Russell 3000 Total Return Index	15%		Calendar year	YES	NO
Hosking Partners LLP	0.28%	—	NO	Blend: 50% MSCI All Country World Index (net dividends reinvested) and 50% MSCI All Country World Index (gross dividends reinvested)	18	%ˆ	Rolling 60 months	NO	NO
Kopernik Global Investors, LLC	0.10%	—	NO	MSCI All Country World Index (net)	20%		Calendar year	NO	NO
Marathon Asset Management, LLP – EM	0.35%	—	NO	MSCI Emerging Markets Index	20	%ˆ	Rolling 36 months	YES	NO
Mission Value Partners, LLC	0.25%	1.00%	YES	Avg monthly change in CPI over 36 months x 12 + spread of 2% – 4%	10	%ˆ	Rolling 36 months	NO	1.00%
TB Alternative Assets Ltd	0.75%	—	NO	Blend: 50% MSCI China Index and 50% CSI 300 Index	15%		Calendar year	NO	NO
(a)	Fee schedules are based on assets under management, irrespective of performance. The fee rate is applied to average net assets.
(b)	Fee schedules embody the concept of a “fulcrum” fee (i.e., a fee midway between the minimum and the maximum). Actual fees paid to such money managers are proportionately related to performance above or below the fulcrum point. The formula is designed to augment the fee if the portfolio’s excess return (i.e., its actual return less the total return of the portfolio’s benchmark) exceeds a specified level and to reduce the fee if the portfolio’s excess return falls below this level. The fee rate is applied to average net assets.
(c)	The performance-based portion of the fee schedule is generally based on a specified percentage of the amount by which the return generated by the money manager’s portfolio exceeds the return of the portfolio’s benchmark or a specified percentage of the net appreciation of the manager’s portfolio over a hurdle, in certain cases subject to a high water mark, a performance fee cap, or the recovery of prior years’ losses, if any. Total returns are generally computed over rolling time periods of varying lengths and are in most cases determined gross of fund expenses and fees, except custodian transaction charges and, in certain cases, the asset-based fee and/or performance-based fee applicable to the money manager’s account.
*	Glenhill Capital Advisors, LLC ceased managing assets for the fund as of June 2017.
ˆ	Performance fees earned at performance fee % rate of excess times average net assets.

With respect to MAF’s investments in other registered investment companies, private investment funds, exchange-traded funds, and other acquired funds, MAF bears its ratable share of each such entity’s expenses, including its share of the management and performance fees, if any, charged by such entity through that entity’s NAV. MAF’s share of management and performance fees charged by such entities is in addition to fees paid by MAF to TAS and the money managers.

Pursuant to a series of agreements, State Street Bank and Trust Company (“State Street”) earns a fee for providing core fund administration, fund accounting, domestic custody, and transfer agent services. Fees paid for non-core services rendered by State Street include, but are not limited to, foreign custody and transactional fees, which are based upon assets of the fund and/or on transactions entered into by the fund during the period, and out-of-pocket expenses. Fees for such services paid to State Street by the fund are reflected as fund administration fees on the Statement of Operations.

TAS provides certain administrative services to the fund under a Services Agreement. For these services, the fund pays a monthly fee calculated by applying an annual rate of 0.02% to the fund’s average daily net assets for the month. Fees for such services paid to TAS by the fund are reflected as administrative fees on the Statement of Operations.

TIP has designated an employee of TAS as its Chief Compliance Officer. For these services provided to TIP, which include the monitoring of TIP’s compliance program pursuant to Rule 38a-1 under the 1940 Act, TIP reimburses TAS. MAF pays a pro rata portion of such costs based on its share of TIP’s net assets.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2017

TIP’s board, all of whom are considered “disinterested trustees” as defined in the 1940 Act, serve as volunteers and receive no fees or salary for their service as board members. The independent chair of the board received compensation of $24,193 from MAF for the period ended June 30, 2017 for service as independent chair. As of June 30, 2017, $24,179 remained payable on the Statement of Assets and Liabilities.

5.  Investment Transactions

Cost of investment securities purchased and proceeds from sales of investment securities, other than short-term investments, during the period ended June 30, 2017 were as follows:

	Purchases	Sales
Non-US Government Securities	$761,813,175	$1,065,422,478
US Government Securities	83,585,994	133,100,330

6.  Federal Tax Information

For federal income tax purposes, the cost of investments owned at June 30, 2017, has been estimated since the final tax characteristic cannot be determined until subsequent to fiscal year end. The cost of investments, the aggregate gross unrealized appreciation/(depreciation) and the net unrealized appreciation/(depreciation) on investment securities, other than proceeds from securities sold short, at June 30, 2017 are as follows:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation	Cost
$509,604,179	$(297,596,976)	$212,007,203	$3,667,580,065

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses, TIPs deflationary adjustments, income/losses from underlying partnerships, marked-to-market of investments in passive foreign investment companies, and constructive sales.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital account based on their federal tax-basis treatment; temporary differences do not require reclassification.

7.  Repurchase and Reverse Repurchase Agreements

The fund will engage in repurchase and reverse repurchase transactions under the terms of master repurchase agreements with parties approved by TAS or the relevant money manager.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. In transactions that are considered to be collateralized fully, the securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the repurchase price thereof, including accrued interest.

In a reverse repurchase agreement, the fund sells US Government securities and simultaneously agrees to repurchase them at an agreed-upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Reverse repurchase agreements create leverage, a speculative factor, but will not be considered borrowings for the purposes of limitations on borrowings. When a fund enters into a reverse repurchase agreement, it must segregate on its or its custodian’s books cash and/or liquid securities in an amount equal to the amount of the fund’s obligation (cost) to repurchase the securities, including accrued interest.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2017

The following table presents the fund’s repurchase agreements net of amounts available for offset and net of the related collateral received as of June 30, 2017:

Counterparty	Assets Subject to a Netting Provision or Similar Arrangement	Liabilities Available for Offset	Collateral Received	Net Amount
Fixed Income Clearing Corp.	$136,995,602	$—	$(136,995,602)	$—
Total	$136,995,602	$—	$(136,995,602)	$—

Please see Note 3, Derivatives and Other Financial Instruments, for further discussion of netting provisions and similar arrangements.

8.  Capital Share Transactions

While there are no sales commissions (loads) or 12b-1 fees, MAF assesses entry and exit fees of 0.50% of capital invested or redeemed. These fees, which are paid to the fund directly, not to TAS or other vendors supplying services to the fund, are designed, in part, to protect non-transacting members from bearing the transaction costs, including market impact, that may arise from a transacting member’s purchases, exchanges, and redemptions of MAF shares. They are also designed to encourage investment only by members with a long-term investment horizon. Further, they are designed to discourage market timing or other inappropriate short-term trading by members. The entry and exit fees are assessed irrespective of the length of time a member’s shares are held. These fees are deducted from the amount invested or redeemed; they cannot be paid separately. Entry and exit fees may be waived at TAS’s discretion when the purchase or redemption will not result in significant transaction costs for the fund (e.g., for transactions involving in-kind purchases and redemptions). Such fees are retained by the fund and included in proceeds from shares sold or deducted from distributions for redemptions.

As of April 11, 2017, MAF has adopted a new Systematic Withdrawal Plan. Under the plan, members have the option of redeeming up to 6% of the value of their account each fiscal year without paying the 0.50% exit fee normally assessed on redemptions, subject to certain conditions. Members that elect to take this withdrawal enhancement will be required to reinvest their quarterly dividends and distributions.

9.  Concentration of Risks

MAF may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The fund engages multiple external money managers, each of which manages a portion of the fund’s assets. A multi-manager fund entails the risk, among others, that the advisor may not be able to (1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager.

The fund invests in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2017

The fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the US, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The fund invests in small capitalization stocks. These investments may entail different risks than larger capitalizations stocks, including potentially lesser degrees of liquidity.

10.  Indemnifications

In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11.  Recent Accounting Pronouncement

In October 2016, the SEC adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the fund’s financial statements and related disclosures.

12.  Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.

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TIFF Short-Term Fund	June 30, 2017
Fund Expenses (Unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During the Period* 1/1/17 – 6/30/17
1) Actual	$1,000.00	$1,001.80	$1.09
2) Hypothetical	$1,000.00	$1,023.70	$1.10
*	Expenses are equal to the fund’s annualized expense ratio of 0.22% (calculated over a six-month period, which may differ from the fund’s actual expense ratio for the full year), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

TIFF Short-Term Fund	June 30, 2017
Financial Highlights

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
For a share outstanding throughout each period
Net asset value, beginning of period	$9.86		$9.86	$9.87	$9.89	$9.90	$9.90
Income (loss) from investment operations
Net investment income (loss)	0.02		0.01	(0.01)	(0.03)	(0.01)	(0.01)
Net realized and unrealized gain on investments	(0.00	)(a)	0.00 (a)	0.00 (a)	0.01	0.00 (a)	0.01
Total from investment operations	0.02		0.01	(0.01)	(0.02)	(0.01)	(0.00)
Less distributions from
Net investment income	(0.02)		(0.01)	—	—	—	—
Total distributions	(0.02)		(0.01)	—	—	—	—
Net asset value, end of period	$9.86		$9.86	$9.86	$9.87	$9.89	$9.90
Total return (b)	0.18	%(e)	0.13%	(0.10)%	(0.20)%	(0.10)%	(0.00	)%(c)
Ratios/supplemental data
Net assets, end of period (000s)	$102,330		$83,729	$97,168	$104,383	$148,294	$136,549
Ratio of expenses to average net assets	0.22	%(f)	0.24%	0.22%	0.35%	0.20%	0.20%
Ratio of net investment income (loss) to average net assets	0.41	%(f)	0.15%	(0.09)%	(0.28)%	(0.11)%	(0.09)%
Portfolio turnover (d)	—%		—%	—%	—%	—%	—%
(a)	Rounds to less than $0.01.
(b)	Total return assumes dividend reinvestment.
(c)	The actual return is (0.001)%, which rounds to (0.00)%.
(d)	Because the fund holds primarily securities with maturities at the time of acquisition of one year or less, and such securities are excluded by definition from the calculation of portfolio turnover, the fund’s portfolio turnover rate was 0% of the average value of its portfolio.
(e)	Not Annualized.
(f)	Annualized.

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund	June 30, 2017
Summary Schedule of Investments (Unaudited)

US Treasury Bills	74.0%
Repurchase Agreement	29.7%
Total Investments	103.7%
Liabilities in Excess of Other Assets	(3.7)%
Net Assets	100.0%
Schedule of Investments (Unaudited)*

	Principal Amount	Value
Investments — 103.7% of net assets
Short-Term Investments — 103.7%
Repurchase Agreement — 29.7%
Fixed Income Clearing Corp. issued on 06/30/17 (proceeds at maturity $30,391,789) (collateralized by US Treasury Notes, due 02/29/24 with a total par value of $30,680,000 and a total market value of $31,002,631) 0.120%, 07/03/17
(Cost $30,391,485)	$30,391,485	$30,391,485
US Treasury Bills (a) — 74.0%
US Treasury Bill, due on 08/03/17	3,000,000	2,997,819
US Treasury Bill, due on 08/17/17	1,000,000	998,897
US Treasury Bill, due on 08/31/17	23,000,000	22,965,500
US Treasury Bill, due on 10/05/17	2,000,000	1,994,728
US Treasury Bill, due on 10/12/17	1,000,000	997,181
US Treasury Bill, due on 10/26/17	1,000,000	996,751

	Principal Amount	Value
US Treasury Bill, due on 11/02/17	$4,000,000	$3,986,100
US Treasury Bill, due on 11/09/17	2,000,000	1,992,618
US Treasury Bill, due on 11/24/17	5,000,000	4,978,875
US Treasury Bill, due on 11/30/17	13,000,000	12,943,684
US Treasury Bill, due on 12/07/17	1,000,000	995,404
US Treasury Bill, due on 12/28/17	17,000,000	16,907,333
US Treasury Bill, due on 01/04/18	3,000,000	2,983,140
Total US Treasury Bills — 74.0% (Cost $75,745,777)		75,738,030
Total Short-Term Investments (Cost $106,137,262)		106,129,515
Total Investments — 103.7% (Cost $106,137,262)		106,129,515
Liabilities in Excess of Other Assets — (3.7)%		(3,799,687)
Net Assets — 100.0%		$102,329,828
(a)	Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.
*	Approximately 1% of the fund’s total investments are maintained to cover “senior securities transactions” which may include, but are not limited to TBAs. These securities are marked-to-market daily and reviewed against the value of the funds “senior securities” holdings to maintain proper coverage for these transactions.

TIFF Short-Term Fund
Statement of Assets and Liabilities (Unaudited)

June 30, 2017
Assets
Investments in securities, at value (cost: $75,745,777)	$75,738,030
Repurchase agreements (cost: $30,391,485)	30,391,485
Total investments (cost: $106,137,262)	106,129,515
Receivables:
Capital stock sold	359,574
Interest	101
Prepaid expenses	8,081
Total Assets	106,497,271
Liabilities
Payables:
Investment securities purchased	2,983,114
Capital stock redeemed	1,133,416
Accrued professional fees	37,624
Accrued fund administration fees	8,461
Investment advisory and administrative fees	2,607
Accrued expenses and other liabilities	2,221
Total Liabilities	4,167,443
Net Assets	$102,329,828
Shares Outstanding (unlimited authorized shares, par value $0.001)	10,376,305
Net Asset Value Per Share	$9.86
Net Assets Consist of:
Capital stock	$102,312,876
Accumulated net investment income	30,864
Accumulated net realized loss on investments	(6,165)
Net unrealized depreciation on investments	(7,747)
$102,329,828

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund
Statement of Operations (Unaudited)

Six Months Ended June 30, 2017
Investment Income
Interest	$258,721
Total Investment Income	258,721
Expenses
Fund administration fees	31,476
Professional fees	23,594
Investment advisory fees	12,305
Shareholder registration fees	11,431
Administrative fees	4,102
Chief compliance officer fees	2,086
Miscellaneous fees and other	4,041
Total Expenses	89,035
Net Investment Income	169,686
Net Realized Gain (Loss) on:
Investments	(5,254)
Net Realized Loss	(5,254)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(5,687)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(5,687)
Net Realized and Unrealized Loss on Investments	(10,941)
Net Increase in Net Assets Resulting from Operations	$158,745

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund
Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets From Operations
Net investment income	$169,686	$113,287
Net realized gain (loss) on investments	(5,254)	2,151
Net change in unrealized appreciation (depreciation) on investments	(5,687)	5,660
Net Increase in Net Assets Resulting from Operations	158,745	121,098
Distributions
From net investment income	(139,712)	(112,397)
Decrease in Net Assets Resulting from Distributions	(139,712)	(112,397)
Capital Share Transactions
Proceeds from shares sold	63,737,068	80,812,812
Proceeds from distributions reinvested	135,852	110,071
Cost of shares redeemed	(45,290,707)	(94,370,572)
Net Increase (Decrease) From Capital Share Transactions	18,582,213	(13,447,689)
Total Increase (Decrease) in Net Assets	18,601,246	(13,438,988)
Net Assets
Beginning of period	83,728,582	97,167,570
End of period	$102,329,828	$83,728,582
Including accumulated net investment income (loss)	$30,864	$890
Capital Share Transactions (in shares)
Shares sold	6,462,610	8,188,822
Shares reinvested	13,778	11,164
Shares redeemed	(4,591,218)	(9,564,288)
Net Increase (Decrease)	1,885,170	(1,364,302)

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund
Statement of Cash Flows (Unaudited)

Six Months Ended June 30, 2017
Cash flows provided by (used in) operating activities
Net increase (decrease) in net assets resulting from operations	$158,745
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
(Purchase)/Sale of short term investments, net	(19,293,690)
(Increase)/decrease in interest receivable	(96)
(Increase)/decrease in prepaid expenses	(6,645)
Increase/(decrease) in accrued expenses and other liabilities	(17,539)
Increase/(decrease) in payable for investment advisory and administrative fees	17
Net realized (gain) loss from investments	5,254
Net change in unrealized (appreciation) depreciation on investments	5,687
Net cash provided by (used in) operating activities	(19,148,267)
Cash flows provided by (used in) financing activities
Distributions paid to shareholders	(6,186)
Proceeds from shares sold	63,476,494
Payment for shares redeemed	(44,322,041)
Net cash provided by (used in) financing activities	19,148,267
Net increase (decrease) in cash	—
Cash at beginning of period	—
Cash at end of period	$—
Non cash financing activities not included herein consist of reinvestment of distributions of:	$135,852

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund / Notes to Financial Statements (Unaudited)	June 30, 2017

1.  Organization

TIFF Investment Program (“TIP”) is a no-load, open-end management investment company that seeks to improve the net investment returns of its members through two investment vehicles, each with its own investment objective and policies. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of June 30, 2017, TIP consisted of two mutual funds, TIFF Multi-Asset Fund (“MAF”) and TIFF Short-Term Fund (“STF” or the “fund”), each of which is diversified, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The financial statements and notes presented here relate only to STF.

Investment Objective

STF’s investment objective is to attain as high a rate of current income as is consistent with ensuring that the fund’s risk of principal loss does not exceed that of a portfolio invested in six-month US Treasury bills.

2.  Summary of Significant Accounting Policies

The fund operates as a diversified investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

The preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Short-term debt securities having a remaining maturity of less than one year are valued at amortized cost using straight-line amortization, which approximates fair value, and short-term debt securities having a remaining maturity of greater than one year are valued at amortized cost using yield to maturity amortization.

Fair value is defined as the price that the fund could reasonable expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical assets and liabilities

Level 2 — other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

During the period ended June 30, 2017, all of the fund’s investments were valued using Level 1 inputs and, as a result, there were no transfers between any of the fair value hierarchy levels.

Investment Transactions and Investment Income

Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed) for financial reporting purposes. Interest income and expenses are recorded on an accrual basis. The fund accretes discounts or amortizes premiums using the yield-to-maturity method on a daily basis.

TIFF Short-Term Fund / Notes to Financial Statements (Unaudited)	June 30, 2017

Income Taxes

There is no provision for federal income or excise tax since the fund has elected to be taxed as a regulated investment company (“RIC”) and intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to RICs and to distribute substantially all of its taxable income.

The fund evaluates tax positions taken or expected to be taken in the course of preparing the fund tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authorities. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as tax benefits or expenses in the current year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2013 through December 31, 2016), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Expenses

Expenses directly attributable to STF are charged to that fund’s operations; expenses that are applicable to all TIP funds are allocated among them based on the relative average daily net assets of each TIP fund.

Dividends to Members

It is the policy of the fund to declare dividends, if any, from net investment income monthly and capital gains distributions at least annually.

Dividends from net short-term capital gains and net long-term capital gains of the fund, if any, are normally declared and paid in December, but the fund may make distributions on a more frequent basis in accordance with the distribution requirements of the Code. To the extent that a net realized capital gain could be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

Net Asset Value

The net asset value per share is calculated on a daily basis by dividing the fund’s assets, less its liabilities, by the number of outstanding shares of the fund.

3.  Investment Advisory and Other Agreements, and Other Transactions with Affiliates

TIP’s board of trustees (the “board”) has approved an investment advisory agreement with TIFF Advisory Services, Inc. (“TAS”). The fund pays TAS a monthly fee calculated by applying the annual rates set forth below to the fund’s average daily net assets for the month:

Assets
On the first $1 billion	0.03%
On the next $1 billion	0.02%
On the remainder (> $2 billion)	0.01%

Pursuant to a series of agreements, State Street Bank and Trust Company (“State Street”) earns a fee for providing core fund administration, fund accounting, custody, and transfer agent services. Fees paid for non-core services rendered by State Street include, but are not limited to, transactions entered into by the fund during the period, and out-of-pocket expenses. Fees for such services paid to State Street by the fund are reflected as fund administration fees on the Statement of Operations.

TAS provides certain administrative services to TIP under a Services Agreement. For these services, the fund pays a monthly fee calculated by applying an annual rate of 0.01% to the fund’s average daily net assets for the month. Fees for such services paid to TAS by the fund are reflected as administrative fees on the Statement of Operations.

TIFF Short-Term Fund / Notes to Financial Statements (Unaudited)	June 30, 2017

TIP has designated an employee of TAS as its Chief Compliance Officer. For these services provided to TIP, which include the monitoring of TIP’s compliance program pursuant to Rule 38a-1 under the 1940 Act, TIP reimburses TAS. STF pays a pro rata portion of such costs based on its share of TIP’s net assets.

TIP’s board, all of whom are considered “disinterested trustees” as defined in the 1940 Act, serve as volunteers and receive no fees or salary for their service as board members. The independent chair of the board received compensation of $399 from STF for the six months ended June 30, 2017 for service as independent chair. As of June 30, 2017, $413 remained payable on the Statement of Assets and Liabilities.

4.  Federal Tax Information

For federal income tax purposes, the cost of investments owned at June 30, 2017, has been estimated since the final tax characteristic cannot be determined until fiscal year end. The cost of investments, the aggregate gross unrealized appreciation/(depreciation) and the net unrealized appreciation/(depreciation) on investment securities, at June 30, 2017, are as follows:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation	Cost
$3,257	$(11,004)	$7,747	$106,137,262

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of June 30, 2017.

5.  Repurchase Agreements

The fund will engage in repurchase transactions under the terms of master repurchase agreements with parties approved by TAS.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and the procedures adopted by the fund require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty.

Counterparty	Assets Subject to a Netting Provision or Similar Arrangement	Liabilities Available for Offset	Collateral Received	Net Amount
Fixed Income Clearing Corp.	$30,391,485	$—	$(30,391,485)	$—
Total	$30,391,485	$—	$(30,391,485)	$—

TIFF Short-Term Fund / Notes to Financial Statements (Unaudited)	June 30, 2017

6.  Concentration of Risks

The fund may engage in transactions with counterparties, including but not limited to repurchase agreements. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

From time to time, a fund may have members that hold significant portions of the fund’s outstanding shares. Investment activities of such members could have a material impact on the fund. As of June 30, 2017, TAS, the advisor to the fund, owned 31% of STF.

7.  Indemnifications

In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

8.  Recent Accounting Pronouncement

In October 2016, the SEC adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the fund’s financial statements and related disclosures.

9.  Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.

Additional Information (Unaudited)	June 30, 2017

Proxy Voting Policy and Voting Record

A description of the policies and procedures that TIP uses to determine how to vote proxies relating to portfolio securities is available on TIFF’s website at http://www.tiff.org and without charge, upon request, by calling 800-984-0084. This information is also available on the website of the US Securities and Exchange Commission (“SEC”) at http://www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the most recent 12-month year ended June 30 is also available on the websites noted above and without charge, upon request, by calling 800-984-0084.

Quarterly Reporting

TIP files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. TIP’s Form N-Q is available without charge, upon request, by calling 800-984-0084. This information is also available on the website of the SEC at http://www.sec.gov. TIP’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition TIP’s portfolio holdings are available on a monthly basis on the TIFF website at http://www.tiff.org.

Approval of the Advisory Agreements and Money Manager Agreements (Unaudited)

During an in-person meeting held on March 22, 2017 (the “March meeting”), the board of trustees of TIFF Investment Program (“TIP”), all of whom are not “interested persons” of TIP (the “board” or “trustees”), as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), evaluated and approved a new money manager agreement (“new money manager agreement”) for TIFF Multi-Asset Fund (“Multi-Asset Fund”) with Shapiro Capital Management, LLC (“Shapiro”). The board was asked to approve the new money manager agreement because of an anticipated change of control of Shapiro, which would result in an automatic termination of Multi-Asset Fund’s money manager agreement with Shapiro. After considering information about the proposed change of control received from Shapiro, TIFF Advisory Services, Inc. (“TAS”) recommended to the board that the new money manager agreement be approved. The change of control occurred and the new money manager agreement became effective on April 13, 2017, when Resolute Investment Managers, Inc. (“RIM”), the parent company of American Beacon Advisors, Inc., acquired a majority interest in Shapiro (the “Shapiro Transaction”).

Consideration of New Money Manager Agreement with Shapiro Capital Management, LLC

In considering the new money manager agreement with Shapiro for Multi-Asset Fund at the March meeting, the board took into account information it had received in connection with its annual review of TIP’s investment advisory and money manager agreements and fees (the “Annual Review”), including the money manager agreement with Shapiro, on June 9-10, 2016. The board noted that, at that time, it had approved the continuance of the money manager agreement between TIP, on behalf of Multi-Asset Fund, and Shapiro for another one-year term commencing July 1, 2016. In connection with the Annual Review meeting, the board had requested and considered a wide range of information from TAS and Shapiro of the type it regularly considers when determining whether to continue Multi-Asset Fund’s money manager agreements as in effect from year to year. In approving the new money manager agreement with Shapiro at the March meeting, the board considered the same factors and information that it considered in approving the money manager agreement with Shapiro at the Annual Review meeting, as well as such other information as the board considered appropriate. The board considered information regarding Shapiro’s personnel and services, investment mandate, investment strategies and philosophies, portfolio management, and fees and expenses. The board noted that Shapiro’s fee schedule, which was the same fee schedule as in effect under the money manager agreement, did not include breakpoints that could enable Multi-Asset Fund to benefit from economies of scale, but did include a performance fee which aligned Shapiro’s interests with those of Multi-Asset Fund. Information about Shapiro’s proposed brokerage practices was also provided, including proposed allocation methodologies, best execution policies, and soft dollar program. In addition, the board considered information with respect to the compliance and administration of Shapiro, including, but not limited to, its code of ethics and business continuity procedures, as well as information concerning any material violations of such compliance programs, the background of the individual serving as the chief compliance officer, and disclosure about regulatory examinations or other inquiries and litigation proceedings

Additional Information (Unaudited)	June 30, 2017

affecting Shapiro. The board noted that the change of control at Shapiro was not expected to result in any material changes in the nature, quality, or extent of services to be provided by Shapiro; was not expected to result in any material changes to the investment advisory or other services provided to Multi-Asset Fund or in the personnel providing such services; and was not expected to affect Shapiro’s ability to meet its obligations, as proposed, under the new money manager agreement. It was noted that RIM expected to provide enhanced resources to Shapiro and enable Shapiro to implement certain succession and transition plans that were necessary for the continued success of its business. The terms of new money manager agreement were substantially similar to the terms of the money manager agreement that was in effect between TAS and Shapiro prior to the Shapiro Transaction.

The board also considered a memorandum from its independent counsel setting forth the board’s fiduciary duties and responsibilities under the 1940 Act and applicable state law and the factors the board should consider in its evaluation of the new money manager agreement. The board also reviewed Shapiro’s responses to a questionnaire prepared by the trustees’ independent counsel requesting information necessary for the trustees’ evaluation of the new money manager agreement, as well as responses to additional questions posed by the board.

The board also noted the information received at regular meetings throughout the year related to the services rendered by Shapiro concerning the management of Multi-Asset Fund’s portfolio. The board’s evaluation of the services provided by Shapiro took into account the board’s knowledge and familiarity gained as board members regarding the scope and quality of Shapiro’s investment management capabilities. The board concluded that, overall, it was satisfied with the nature, quality, and extent of the services currently being provided, and expected to be provided, by Shapiro. Consistent with the approach taken by the board at the Annual Review meeting, the board did not specifically consider the profitability or expected profitability of Shapiro resulting from its relationship with Multi-Asset Fund because Shapiro is not affiliated with TAS or TIP, except by virtue of serving as a money manager to Multi-Asset Fund, and the fees to be paid to Shapiro were negotiated on an arm’s-length basis in a competitive marketplace.

The board based its evaluation on the material factors presented to it at the March meeting and at the Annual Review meeting and discussed above, including: (1) the terms of the new money manager agreement; (2) the reasonableness of the money manager’s fees in light of the nature and quality of the services expected to be provided and any additional benefits to be received by Shapiro in connection with providing services to Multi-Asset Fund after the Shapiro Transaction was completed; (3) the nature, quality, and extent of the services expected to be performed by Shapiro after the Shapiro Transaction was completed; (4) the overall organization, skills, and experience of Shapiro in managing the existing portfolio for Multi-Asset Fund; and (5) the contribution of Shapiro towards the overall performance of Multi-Asset Fund.

In arriving at its decision to approve the new money manager agreement with Shapiro, the board did not single out any one factor or group of factors as being more important than the other factors, but considered all of these factors together with a view toward future long-term considerations. After carefully considering the information summarized above and all factors deemed to be relevant, the board unanimously voted to approve the new money manager agreement with Shapiro for Multi-Asset Fund. Prior to a vote being taken, the board met separately in executive session to discuss the appropriateness of the agreement and other considerations.

In their deliberations with respect to these matters, the trustees were advised by their independent legal counsel. The trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the consideration of investment advisory contracts. The trustees concluded that the new money manager agreement with Shapiro was reasonable, fair, and in the best interests of Multi-Asset Fund and its members, and that the fees provided in the agreement were fair and reasonable. In the board’s view, approving the new money manager agreement with Shapiro was desirable and in the best interests of Multi-Asset Fund and its members.

*    *    *

Also at the March meeting, the board evaluated and approved the assignment of the original money manager agreement between Neuberger Berman Asia Limited (“Neuberger Berman”) and Multi-Asset Fund to Green Court Capital Management Limited (“Green Court”). Neuberger Berman notified TAS and TIP of a pending assignment of the original money manager agreement, which would occur as a result of a transaction (the

Additional Information (Unaudited)	June 30, 2017

“Green Court Transaction”) in which former members of the Neuberger Berman Greater China Investment Team (“GCI Team”) would establish an independent asset management business by the name of Green Court Capital Management Limited. Neuberger Berman and its affiliates would retain an ongoing passive minority ownership stake in Green Court, and all other equity in Green Court would be owned by the GCI Team’s professionals, with a controlling interest held by Yulin (Frank) Yao as Managing Partner. After considering the matter, TAS recommended to the board that the assignment be approved. The assignment was accomplished through a novation agreement. Under the novation agreement, Green Court assumed Neuberger Berman’s obligations under the original money manager agreement. The novation agreement, together with the original money manager agreement, is referred to herein as the “Novated Agreement.” The Green Court Transaction was effected on April 28, 2017, and the Novated Agreement became effective at that time.

Consideration of the Novated Agreement for Green Court Capital Management Limited

In considering the Novated Agreement by and among Neuberger Berman, Green Court, and TIP, the board took into account information it had received at the Annual Review meeting in connection with its initial approval of the original money manager agreement with Neuberger Berman for a two-year term commencing June 13, 2016. In connection with the initial approval, the board had requested and considered a wide range of information from TAS and Neuberger Berman. In approving the Novated Agreement, the board considered many of the same factors and information that it considered in approving the original money manager agreement with Neuberger Berman, as well as such other information as the board considered appropriate. The board considered information regarding Green Court’s personnel and services, investment strategies and philosophies, portfolio management, potential portfolio holdings, and fees and expenses. The board also considered the performance achieved for Multi-Asset Fund and other accounts that had been managed by the GCI Team during their time at Neuberger Berman. The board considered that most of the direct support functions of the GCI Team would move to Green Court as part of the Green Court Transaction, including a portfolio specialist, business manager, and a dedicated operations staff. At the close of the Green Court Transaction, Green Court was expected to have in place senior professionals in the areas of compliance, finance, and human resources, some of whom were existing Neuberger Berman employees currently supporting the GCI Team. The board noted that the fee schedule in the Novated Agreement, which is the same as the fee schedule in the original money manager agreement with Neuberger Berman, included breakpoints that could enable Multi-Asset Fund to benefit from economies of scale and is consistent with the terms Green Court would offer to other investors. Information about Green Court’s proposed brokerage practices was also provided, including its proposed allocation methodologies, best execution policies, and soft dollar program. In addition, the board considered information with respect to the compliance and administration of Green Court, including, its code of ethics and business continuity procedures, and the background of the person that would serve as the chief compliance officer. As a new entity, Green Court had no material violations of its compliance programs, had not been subject to regulatory examinations or other inquiries, and was not aware of any litigation proceedings affecting Green Court. The board noted that the Green Court Transaction was not expected to result in any material change in the nature, quality, or extent of services to be provided by Green Court; was not expected to result in any material change to the investment advisory or other services provided to Multi-Asset Fund, or to the personnel providing such services; and was not expected to materially affect the GCI Team’s ability to fulfill Green Court’s obligations under the Novated Agreement. It was noted that Green Court would continue to receive certain operational and infrastructure support from Neuberger Berman for a period of time pursuant to a transition services agreement.

The board considered a memorandum from its independent counsel setting forth the board’s fiduciary duties and responsibilities under the 1940 Act and applicable state law and the factors the board should consider in its evaluation of the Novated Agreement. The board also reviewed Green Court’s responses to a questionnaire prepared by the trustees’ independent counsel requesting information necessary for the trustees’ evaluation of the Novated Agreement, as well as responses to additional questions posed by the board regarding, among other things, Green Court’s expected investment opportunities and strategies, those Neuberger Berman investment professionals who were expected to become investment professionals at Green Court, Green Court’s continuing relationship with Neuberger Berman, and support Neuberger Berman was expected to provide Green Court with respect to compliance and various back office functions. The board noted certain risks, which it had also considered at the Annual Review meeting, including political, financial, and trade

Additional Information (Unaudited)	June 30, 2017

execution risks associated with investing in China and Green Court’s strategy of holding a concentrated portfolio with low name turnover but high share turnover.

The board also noted the information received at regular meetings throughout the year related to the services rendered by Neuberger Berman and the GCI Team in the management of Multi-Asset Fund’s portfolio. The board’s evaluation of the services provided by Neuberger Berman and the GCI Team took into account the board’s knowledge and familiarity gained as board members regarding the scope and quality of the GCI Team’s investment management capabilities. The board concluded that, overall, it was satisfied with the nature, quality, and extent of the services expected to be provided by Green Court. Consistent with the approach taken by the board at the initial approval of the original money manager agreement, the board did not specifically consider the profitability or expected profitability of Green Court resulting from its relationship with Multi-Asset Fund because Green Court is not affiliated with TAS or TIP, except by virtue of its pending role as a money manager to Multi-Asset Fund, and the fees to be paid to Green Court were negotiated on an arm’s-length basis in a competitive marketplace.

The board based its evaluation on the material factors presented to it at the March meeting and discussed above, including: (1) the terms of the Novated Agreement; (2) the reasonableness of Green Court’s fees in light of the nature and quality of the services expected to be provided and any additional benefits to be received by Green Court in connection with providing services to Multi-Asset Fund after the Green Court Transaction; (3) the nature, quality, and extent of the services expected to be performed by Green Court after the Green Court Transaction; (4) the overall organization, skills, and experience of the GCI Team in managing the existing portfolio for Multi-Asset Fund; and (5) the contribution of the GCI Team towards the overall performance of Multi-Asset Fund.

In arriving at its decision to approve the Novated Agreement, the board did not single out any one factor or group of factors as being more important than the other factors, but considered all of these factors together with a view toward future long-term considerations. After carefully considering the information summarized above and all factors deemed to be relevant, the board unanimously voted to approve the Novated Agreement by and among Neuberger Berman, Green Court, and TIP for Multi-Asset Fund. Prior to a vote being taken, the board met separately in executive session to discuss the appropriateness of the agreement and other considerations.

In their deliberations with respect to these matters, the trustees were advised by their independent legal counsel. The trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the consideration of investment advisory contracts. The trustees concluded that the Novated Agreement was reasonable, fair, and in the best interests of Multi-Asset Fund and its members, and that the fees provided in the Novated Agreement were fair and reasonable. In the board’s view, approving the Novated Agreement was desirable and in the best interests of Multi-Asset Fund and its members.

*    *    *

Additional Information (Unaudited)	June 30, 2017

During an in-person meeting held on June 28-29, 2017 (the “June Meeting”), the board of trustees of TIFF Investment Program (“TIP”), all of whom are not “interested persons” of TIP (the “Board” or “trustees”), as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), conducted its annual review (the “Annual Review”) of the investment advisory agreements between each of the TIP funds and TIFF Advisory Services, Inc. (“TAS”) (“Investment Advisory Agreements”), the advisor to TIFF Multi-Asset Fund (“Multi-Asset Fund” or “MAF”) and TIFF Short-Term Fund (“Short-Term Fund”), as well as the money manager agreements between Multi-Asset Fund and its money managers (as sub-advisors) (“Money Manager Agreements”). Also at the June Meeting, the Board evaluated and approved a money manager agreement between TIP and SandPointe Asset Management LLP (“SandPointe”), a new money manager managing assets on behalf of MAF. The Investment Advisory Agreements and the Money Manager Agreements are collectively referred to herein as “Advisory Agreements,” and Multi-Asset Fund and Short-Term Fund may be referred to individually as a “Fund” or collectively as the “Funds.”

Consideration of the Advisory Agreements at the Annual Review

The Board requested and received information from TAS and the money managers in advance of the June Meeting, which the trustees reviewed separately in executive sessions with their independent legal counsel at the June Meeting. The materials provided included information regarding personnel and services, investment process and strategies, portfolio management, fees and expenses, performance, and with respect to TAS, profitability. Information about brokerage practices was also supplied, including allocation methodologies, best execution, commission rates, and soft dollar arrangements. Information with respect to compliance, administration, and risk management was supplied, such as information on TAS’s and the money managers’ compliance programs, including codes of ethics and business continuity procedures, as well as information concerning any material violations of such programs, chief compliance officer backgrounds, disclosure about regulatory examinations or other inquiries, and litigation proceedings affecting TAS or the money managers.

In addition, the Board considered the following: (1) a memorandum from the Board’s independent legal counsel setting forth the Board’s fiduciary duties and responsibilities under the 1940 Act and applicable state law and the factors the Board should consider in its evaluation of the Advisory Agreements; (2) responses by TAS and each money manager to questionnaires prepared by the Board’s independent legal counsel requesting information necessary for the trustees’ evaluation of the Advisory Agreements; (3) a report prepared by Broadridge comparing the performance of each Fund to the performance of its applicable peer groups, and comparing each Fund’s advisory fees and expenses to those of its respective peer groups; (4) additional information from TAS regarding the fees charged by TAS to each Fund and certain other private funds managed by TAS; (5) money manager profiles detailing the individual portfolio managers, fee schedules, and fees paid to each money manager, and an advisor profile detailing similar information for TAS; (6) a report of the ten brokers receiving the highest aggregate brokerage commissions by manager for the year ended December 31, 2016; and (7) certain financial information about TAS, including its audited financial statements for the year ended December 31, 2016.

Nature, Extent, and Quality of Services

The Board considered a number of factors in evaluating TAS and the money managers in connection with the Annual Review. The Board noted that it receives information at regular meetings throughout the year related to the services rendered by TAS and the money managers, as well as the Funds’ performance, expenses, and compliance information. It also noted that it receives information between regular meetings as the need arises. The Board’s evaluation of the services provided by TAS and the money managers took into account the trustees’ knowledge and familiarity gained as Board members, including the scope and quality of TAS’s investment management capabilities in selecting money managers, allocating Fund assets across money managers and asset classes, managing certain asset types in-house (e.g., Treasuries, futures contracts, swaps, and other instruments), and its compliance responsibilities.

The Board also considered each money manager’s skills and experience in managing the underlying portfolios given the amount of assets and particular universe of asset types available to the manager, its trading acumen,

[1]	The money managers that the Board considered for renewal are: AJO, LP; Amundi Smith Breeden, LLC; Fundsmith, LLP; Green Court Capital Management Limited; Hosking Partners LLP; Kopernik Global Investors, LLC; Lansdowne Partners (UK) LLP; Marathon Asset Management, LLP; Mission Value Partners, LLC; Mondrian Investment Partners Limited (continuation of agreement approved through July 3, 2017); and TB Alternative Assets Ltd.

Additional Information (Unaudited)	June 30, 2017

its performance tendencies in various market cycles, and its process for risk monitoring and management. The Board considered reports from TAS regarding the operations of certain money managers, the performance and investment strategies of certain money managers in light of current market conditions, as well as the role that each money manager plays in Multi-Asset Fund’s portfolio. With respect to Mondrian Investment Partners Limited, TAS proposed approval of the continuation of the firm’s money manager agreement through July 3, 2017, when at that time the money manager agreement would be terminated. The Board concluded that, overall, it was satisfied with the nature, extent, and quality of the services provided under the Advisory Agreements by TAS and each of the money managers.

Profitability

In addition, the Board considered the profitability of TAS as the investment advisor and the likelihood that TAS would remain financially viable moving forward. The Board did not specifically consider the profitability of each money manager resulting from its relationship with Multi-Asset Fund because none of the money managers is affiliated with TAS or Multi-Asset Fund except by virtue of serving as a money manager, and the fees paid to each money manager by TIP were negotiated on an arm’s-length basis in a competitive marketplace.

TIFF Multi-Asset Fund Performance, Fees, and Expenses

Multi-Asset Fund operates on a “multi-manager” basis, which means that its assets are divided into multiple segments and those segments are managed by different investment management firms as money managers to TIP. In addition, TAS manages a portion of Multi-Asset Fund’s assets directly and is also responsible for determining the appropriate manner in which to allocate assets among money managers. There is no pre-specified target allocation of assets to any particular money manager. Each money manager manages one or more segments of Multi-Asset Fund pursuant to a money manager agreement between the money manager and TIP, on behalf of Multi-Asset Fund. Multi-Asset Fund also invests a portion of its assets in other investment funds (which are sometimes referred to as “underlying funds” or “acquired funds”), such as exchange-traded funds, open-end mutual funds, and private investment funds, such as hedge funds. As an investor in an acquired fund, Multi-Asset Fund will bear its ratable share of expenses, including advisory and administration fees and other fees, of the acquired fund. Such fees and expenses are referred to as “underlying fund expenses” and represent the approximate fees and expenses indirectly incurred by Multi-Asset Fund as a result of its investments in acquired funds.

While attention was given to all information furnished, the following discusses the primary factors relevant to the Board’s decisions. In each case, the Board concluded that the Funds’ performance was acceptable and that the Funds’ advisory fees and total expenses were reasonable in light of the quality and nature of services provided.

Additional Information (Unaudited)	June 30, 2017

Money Managers Under Consideration and Performance Benchmarks Reviewed:	AJO, LP S&P 500 Index (US Large Cap mandate) MSCI Emerging Markets Small Cap Index (Emerging Markets Small Cap mandate)

Amundi Smith Breeden, LLC
Bloomberg Barclays US Government Inflation-Linked Bond Index
(US Treasury obligations, including TIPS, mandate)
TIFF Custom Laddered Treasury Index (prior to 9/30/2015, benchmark was Blended Bloomberg Barclays Breakeven Inflation Index)
(Laddered US Treasury securities mandate)

Fundsmith, LLP MSCI World Index
Green Court Capital Management Limited CSI 300 Index

Hosking Partners LLP
MSCI All Country World Index (Benchmark changed to 50% MSCI All Country World Index
(net dividends reinvested) and 50% MSCI All Country World Index (gross dividends reinvested), effective 8/1/2015)

Kopernik Global Investors, LLC MSCI All Country World Index
Lansdowne Partners (UK) LLP MSCI World Index
Marathon Asset Management, LLP MSCI Europe, Australasia, Far East (EAFE) Index
Mission Value Partners, LLC US CPI Urban Consumers Index plus a specified spread 70% MSCI Japan Index/30% MSCI World Index
Mondrian Investment Partners Limited MSCI All Country World Index
TB Alternative Assets Ltd. 50% MSCI China Index/50% CSI 300 Index

The Board reviewed various comparative data provided to it in connection with its consideration of the renewal of the Advisory Agreements, including, among other information, a comparison of the Fund's total return with three self-selected benchmarks and with that of other mutual funds deemed to be in its peer group and peer universe by Broadridge.

In particular, the Board reviewed Multi-Asset Fund’s performance against its benchmarks (the three self-selected benchmarks were the MAF Constructed Index, based on the normal allocation to each asset class, the 65/35 Mix, and the Consumer Price Index (“CPI”) + 5% per annum), and a Broadridge peer universe. The Broadridge peer universe consisted of Multi-Asset Fund and all retail and institutional flexible portfolio funds as classified by Broadridge (the “Broadridge MAF peer universe”). The Board considered TAS’s implementation of Multi-Asset Fund’s investment strategy across multiple asset classes and money managers. Multi-Asset Fund’s returns lagged the MAF Constructed Index for the one- and three-year periods ended March 31, 2017, and exceeded the MAF

[2]	The 65/35 Mix is comprised of 65% MSCI All Country World Index and 35% Barclays US Aggregate Bond Index.

Additional Information (Unaudited)	June 30, 2017

Constructed Index for the five-, and ten-year periods ended March 31, 2017. Multi-Asset Fund’s returns lagged the 65/35 Mix for the one-, three- and five-year periods ended March 31, 2017, but exceeded the 65/35 Mix for the ten-year period ended March 31, 2017. Multi-Asset Fund’s returns exceeded the CPI + 5% benchmark for the one-year period and lagged the CPI + 5% benchmark for the three-, five- and ten-year periods ended March 31, 2017. Multi-Asset Fund’s returns lagged the average of the Broadridge MAP peer universe for the one-year period and exceeded the average of the Broadridge MAF peer universe for the three-, five- and ten-year periods ended March 31, 2017.

The Board also reviewed the fees and expenses of Multi-Asset Fund against an expense peer group provided by Broadridge. This expense peer group (the “MAF expense peer group”) consisted of Multi-Asset Fund and twelve other institutional flexible portfolio funds as classified by Broadridge. The actual advisory fees of Multi-Asset Fund exceeded the median advisory fees of the MAF expense peer group for the latest fiscal year. The trustees noted that MAF makes substantial use of performance-based fee arrangements, which can lead to higher advisory fees. The total expenses of Multi-Asset Fund including and excluding the underlying fund expenses exceeded the median of the MAF expense peer group. The Board noted that, because the acquired funds in which Multi-Asset Fund invests typically use performance-based fee arrangements, the underlying fund expenses will tend to be higher when the acquired funds perform well. Further, most of the other funds in the MAF expense peer group do not invest in acquired funds and, therefore, do not incur underlying fund expenses. The Board took into consideration management’s discussion of the acquired funds’ contributions to MAF’s overall performance and the role such funds play in the portfolio, as well as management’s view that these factors offset the higher fees and expenses resulting from such investments.

The Board reviewed and discussed TAS’s fee schedule and the fee schedules of the money managers, noting that each of the money managers had an asset-based fee arrangement, a performance-based fee arrangement, or a fee arrangement which included a combination of both an asset-based fee and a performance-based fee. The Board assessed the extent to which Multi-Asset Fund enjoyed economies of scale resulting from the fee structures provided by each of the money managers, noting that certain money managers’ asset-based fee schedules did not include breakpoints, but their fee schedules were consistent with the fee schedules such managers had in place with, or offered to, other clients having substantially similar investment mandates. Further, with respect to those money managers that received performance-based fees, the Board felt that such fee schedules appropriately aligned the money managers’ interests with those of Multi-Asset Fund’s members. As part of its analysis, the Board also considered the fees charged by TAS to MAF and certain other private funds managed by TAS.

TIFF Short-Term Fund Performance, Fees, and Expenses

The Board reviewed various comparative data provided to it in connection with its consideration of the renewal of the Investment Advisory Agreement with TAS, including, among other information, a comparison of the Fund's total return with a self-selected benchmark and with that of other mutual funds deemed to be in its peer group and peer universe by Broadridge.

In particular, the Board reviewed Short-Term Fund’s performance against its self-selected benchmark (BofA Merrill Lynch US 6-Month Treasury Bill Index (the “Index”)), and a Broadridge peer universe. The Broadridge peer universe consisted of Short-Term Fund and all retail and institutional ultra-short obligation funds as classified by Broadridge (the “Broadridge STF peer universe”). The Board considered TAS’s internal management of Short-Term Fund since 2004. It noted that Short-Term Fund typically invests substantially all of its assets in US Treasury bills and normally maintains a duration of within three months of the duration of the Index. In contrast, the Broadridge STF peer universe used for comparison purposes, which closely matches Short-Term Fund in certain respects, includes funds that do not limit their investments to US Treasury bills and may maintain portfolio dollar-weighted average maturities up to 365 days. Short-Term Fund has produced negative total returns for the three- and five- year periods ended March 31, 2017 due to the extremely low yields on US Treasury bills resulting from Federal Reserve Board policy and Short-Term Fund’s operational costs, including the cost of portfolio rebalancing. Short-Term Fund underperformed the Index for the one-, three-, five- and ten-year periods ended March 31, 2017. The Board noted that the Index does not reflect any fees or expenses and has an average maturity of six months compared to Short-Term Fund’s average maturity of about three months. Similarly, Short-Term Fund’s returns lagged the average of the Broadridge STF peer universe for the one-, three-, five-, and ten-year periods ended March 31, 2017, for the reasons stated above.

Additional Information (Unaudited)	June 30, 2017

The Board considered these results in light of Short-Term Fund’s investment strategy and the purposes for which Short-Term Fund members use the Fund.

The Board also reviewed the fees and expenses of Short-Term Fund against an expense peer group provided by Broadridge. This expense peer group (the “STF expense peer group”) consisted of Short-Term Fund and eight other institutional ultra-short obligation funds as classified by Broadridge. The Board noted that the actual advisory fee and total expenses of Short-Term Fund were well below the median of the STF expense peer group. The Board also noted that TAS’s fee schedule included breakpoints that could enable Short-Term Fund to benefit from economies of scale should the Fund’s assets grow.

Results of Review of Advisory Agreements

After considering responses from TAS and each money manager to the questionnaire prepared on behalf of the Board and further discussion, the Board voted at the June Meeting to approve the continuance of the Investment Advisory Agreements for another year with respect to both Multi-Asset Fund and Short-Term Fund and to continue the Money Manager Agreements for another year with respect to Multi-Asset Fund. The Board based its evaluation on the material factors presented to it at the June Meeting and discussed below, including: (1) the terms of the agreements; (2) the reasonableness of the advisory and money manager fees in light of the nature and quality of the advisory services provided and any additional benefits received by TAS or the money managers in connection with providing services to the Funds; (3) the nature, quality, and extent of the services performed by TAS and each of the money managers, as well as the cost to TAS of providing such services; (4) in the case of the Multi-Asset Fund, the contribution of each money manager toward the overall performance of the Fund; (5) the fees charged by TAS and each of the money managers; and (6) the overall organization and experience of TAS and each of the money managers.

Prior to a vote being taken to approve the continuance of the Investment Advisory Agreements and the Money Manager Agreements, the trustees met separately in executive session to discuss the appropriateness of the agreements and other considerations. In their deliberations with respect to these matters, the trustees were advised by their independent legal counsel. The trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. The trustees concluded that the Advisory Agreements were reasonable, fair, and in the best interests of the Funds and their members, and that the fees set forth in the agreements were fair and reasonable. In reaching its conclusion to approve the continuance of the Investment Advisory Agreements and the Money Manager Agreements for another year, the Board did not single out any one factor or group of factors as being more important than the other factors, but considered all of these factors together with a view toward past and future long-term considerations.

Approval of the Money Manager Agreement between TIP and SandPointe

During the in-person June Meeting, the Board evaluated and approved the money manager agreement for Multi-Asset Fund with new money manager, SandPointe.

In considering the money manager agreement with SandPointe for Multi-Asset Fund, the Board requested and considered a wide range of information from TAS and SandPointe in advance of the June Meeting. The Board approved the money manager agreement with SandPointe at the June Meeting. The Board considered information regarding SandPointe’s personnel and services, investment strategies and philosophies and portfolio management, including the experience of SandPointe’s investment personnel. The Board also considered SandPointe’s potential portfolio holdings, fees and expenses, and the performance of other accounts that had been managed by SandPointe’s investment professionals. The Board noted that the proposed management fee did not include breakpoints but included provisions that would reduce the asset-based fee rate and the performance fee rate if assets in the strategy exceed certain thresholds. Information about SandPointe’s proposed brokerage practices was also provided, including proposed allocation methodologies and best execution policies. In addition, the Board considered information with respect to the compliance and administration of SandPointe, including, but not limited to, its code of ethics and business continuity procedures, as well as information concerning any material violations of such compliance programs, the background of the individual serving as the chief compliance officer, and disclosure about regulatory examinations or other inquiries and litigation proceedings affecting SandPointe.

The Board also considered a memorandum from its independent counsel setting forth the Board’s fiduciary duties and responsibilities under the 1940 Act and applicable state law and the factors the Board should

Additional Information (Unaudited)	June 30, 2017

consider in its evaluation of the money manager agreement. The Board also reviewed SandPointe’s responses to a questionnaire prepared by the trustees’ independent counsel requesting information necessary for the trustees’ evaluation of the money manager agreement, as well as responses to additional questions posed by the Board regarding SandPointe’s limited track record and operating history, risks inherent to managers in the volatility space, “key man” risk, and risks associated with the strategy’s tactical allocation which could result in extended periods where the SandPointe portfolio remains in cash earning only a risk-free cash return. At a telephonic executive session held June 23, 2017, the trustees discussed the proposed money manager agreement with their independent counsel and directed counsel to request additional information regarding SandPointe’s expected investment opportunities, strategies and investment professionals. In addition, TAS staff provided responses post-meeting to certain additional questions from the Board regarding, among other things, expectations for SandPointe’s potential long-term performance, including contributing factors potentially driving projected outcomes, performance benchmarks, and the investment team’s criteria for determining timing of investing with and withdrawing from SandPointe.

The Board considered a number of additional factors in evaluating the money manager agreement with SandPointe on behalf of Multi-Asset Fund. The Board considered the advisory services SandPointe was expected to provide to the Fund; the potential benefits of including SandPointe as a money manager to the Fund; and other information deemed relevant.

The Board concluded that, overall, it was satisfied with the nature, extent, and quality of the services expected to be provided under the money manager agreement with SandPointe. The Board did not specifically consider the profitability of SandPointe expected to result from its relationship with Multi-Asset Fund because SandPointe is not affiliated with TAS or TIP except by virtue of serving as a money manager, and the fees to be paid to SandPointe were negotiated on an arm’s-length basis in a competitive marketplace.

The Board based its evaluation on the material factors presented to it at the June Meeting and discussed above, including: (1) the terms of the agreement; (2) the reasonableness of the money manager’s fees in light of the nature and quality of the services to be provided and any additional benefits to be received by SandPointe in connection with providing services to Multi-Asset Fund; (3) the nature, quality, and extent of the services expected to be performed by SandPointe; and (4) the nature and expected effects of adding SandPointe as a money manager of Multi-Asset Fund.

In arriving at its decision to approve the money manager agreement with SandPointe at the June Meeting, the Board did not single out any one factor or group of factors as being more important than the other factors, but considered all of these factors together with a view toward future long-term considerations. After carefully considering the information summarized above and all factors deemed to be relevant, the Board unanimously voted to approve the money manager agreement with SandPointe for Multi-Asset Fund at the June Meeting. Prior to the vote being taken, the Board met separately in executive session at the June Meeting to discuss the appropriateness of the agreement and other considerations.

In their deliberations with respect to these matters, the trustees were advised by their independent legal counsel. The trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the consideration of investment advisory contracts. The trustees concluded that the money manager agreement with SandPointe was reasonable, fair, and in the best interests of Multi-Asset Fund and its members, and that the fees provided in the agreement were fair and reasonable. In the Board’s view, approving the money manager agreement with SandPointe was desirable and in the best interests of Multi-Asset Fund and its members.

Trustees and Principal Officers (Unaudited)

The board of TIP comprises experienced institutional investors, including current or former senior officers of leading endowments and foundations. Among the responsibilities of the board are approving the selection of the investment advisor and money managers for TIP; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees; and electing TIP officers.

Each trustee serves the fund until his or her termination, or until the trustee’s retirement, resignation, or death, or otherwise as specified in TIP’s Agreement and Declaration of Trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is 170 N. Radnor Chester Road, Suite 300, Radnor, PA, 19087.

The Statement of Additional Information has additional information regarding the board. A copy is available upon request without charge by calling 800-984-0084. This information is also available on the website of the SEC at http://www.sec.gov.

Independent Trustees

William F. McCalpin
Born 1957 Trustee since February 2008 Board Chair since 2008 2 funds overseen	Principal Occupation(s) During the Past Five Years:
Managing Partner, Impact Investments, Athena Capital Advisors, LLC, an independent registered investment advisor (2016 – present); Managing Director, Holos Consulting LLC, a consultant to foundations and non-profit organizations (2009 - present); Chair of the Board of Trustees of The Janus Funds (2008 – present); Trustee of The Janus Funds (2002 – present) (58 funds overseen). Formerly, Chief Executive Officer, Imprint Capital Advisors, LLC, an investment advisor exclusively focused on impact investing (2013 – 2015).
Other Directorships: FB Heron Foundation: Mutual Fund Directors Forum.
Craig R. Carnaroli
Born 1963 Trustee since January 2012 2 funds overseen	Principal Occupation(s) During the Past Five Years:
Executive Vice President, University of Pennsylvania.
Other Directorships: University City District; University City Science Center; Philadelphia Industrial Development Corporation; Visit Philadelphia; The Connelly Foundation.
Amy B. Robinson
Born 1967 Trustee since September 2013 2 funds overseen	Principal Occupation(s) During the Past Five Years:
Vice President, Chief Financial Officer and Chief Administrative Officer, The Kresge Foundation.
Other Directorships: Member of the Detroit Riverfront Conservancy Audit Committee, Non-Trustee Advisor to the UAW Retiree Medical Benefits Trust Audit Committee, Member of Financial Accounting Standards Board (FASB) Not-For-Profit Advisory Committee.
Mark L. Baumgartner
Born 1969 Trustee since September 2016 2 funds overseen	Principal Occupation(s) During the Past Five Years:
Chief Investment Officer, Institute for Advanced Study, a private, independent academic institution (2014 - present); Direct of Asset Allocation and Risk, Ford Foundation (2009 - 2013).
Other Directorships: Trustee, YMCA Retirement Fund.

Trustees and Principal Officers (Unaudited)

Principal Officers

Katherine M. Billings
Born 1980 CFO and Treasurer since July 2017	Principal Occupation(s) During the Past Five Years: Vice President/Treasurer, TIFF Advisory Services, Inc. (June 2017 – present); and prior to that Director, PricewaterhouseCoopers (2002 – 2017).
Richard J. Flannery
Born 1957 President and CEO since September 2003	Principal Occupation(s) During the Past Five Years:
CEO, TIFF Advisory Services, Inc.; President and CEO, TIFF Investment Program.
Directorships: TIFF Advisory Services, Inc., The Nelson Foundation. Investment Committee member, Financial Industry Regulatory Authority (FINRA), and Compensation Committee member, Mercy Investment Services, Inc., and Advisor to the Board, Catholic Investment Services, Inc.
Kelly A. Lundstrom
Born 1964 Vice President since September 2006	Principal Occupation(s) During the Past Five Years: Vice President, TIFF Advisory Services, Inc.
Christian A. Szautner
Born 1972 Vice President, Chief Legal Officer, and Secretary since June 2017 CCO since July 2008	Principal Occupation(s) During the Past Five Years:
Vice President/Chief Compliance Officer, TIFF Advisory Services, Inc.
General Counsel — Regulatory, Assistant Secretary,
TIFF Advisory Services, Inc. (June 2017 - present).
Jay L. Willoughby
Born 1958 Chief Investment Officer since December 2015	Principal Occupation(s) During the Past Five Years:
Chief Investment Officer, TIFF Advisory Services, Inc. (2015 – present); CIO, Alaska Permanent Fund Corp., a sovereign wealth fund of the State of Alaska (2011 - 2015); Co-Managing Partner, Ironbound Capital Management, a global long-short equity hedge fund (2006 – 2011).
Robert J. Zion
Born 1961 Vice President and COO since March 2017	Principal Occupation(s) During the Past Five Years:
Vice President/Chief Operating Officer, TIFF Advisory Services, Inc. (Feb 2017 – present); Chief Operating Officer, and prior to that Chief Financial Officer, Hirtle Callaghan & Co. (1991 – 2017).

TIFF Investment Program

MONEY MANAGERS AND ACQUIRED FUND (“AF”) MANAGERS

TIFF Multi-Asset Fund
Adage Management, LLC (AF)
AHL Partners LLP (AF)
AJO, LP
AJO, LP (AF)
Amundi Smith Breeden LLC
Canyon Capital Advisors LLC (AF)
City Financial Investment Company Limited   (“Cumulus”) (AF)
Convexity Capital Management LP (AF)
Farallon Capital Management, LLC (AF)
Fundsmith, LLP
Glenhill Capital Advisors, LLC
Green Court Capital Management Limited
GSA Capital Ltd. (AF)
Honeycomb Asset Management LP (AF)
Hosking Partners LLP
Hudson Bay Capital Management LP (AF)
Kopernik Global Investors, LLC
Lansdowne Partners (UK), LLP
Lansdowne Partners Limited (AF)
Latimer Light Capital, LP (AF)
Marathon Asset Management, LLP
Mission Value Partners, LLC
Mondrian Investment Partners Limited
Och-Ziff Capital Management Group (AF)
QVT Financial LP (AF)
RK Capital Management, LLC (“Tessera”) (AF)
Shapiro Capital Management LLC
Soroban Capital Partners, LP (AF)
TB Alternative Assets Ltd. (“Trustbridge”)
TIFF Advisory Services, Inc.

TIFF Short-Term Fund
TIFF Advisory Services, Inc.

ADVISOR TIFF Advisory Services, Inc.

170 N. Radnor Chester Road
Suite 300
Radnor, PA 19087
phone    610-684-8200
fax       610-684-8210

CUSTODIAN
ACCOUNTING AGENT
TRANSFER AGENT
DIVIDEND DISBURSING AGENT
FUND ADMINISTRATOR
State Street Bank and Trust Company
One Iron Street
Boston, MA 02210

FUND DISTRIBUTOR
Foreside Fund Services, LLC
3 Canal Plaza
Suite 100
Portland, ME 04101

FUND COUNSEL
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
2001 Market Street
Suite 1800
Philadelphia, PA 19103

Investors should consider the investment objectives, risks and charges and expenses of a fund carefully before investing. The prospectus contains this and other information about the funds. A prospectus may be obtained by contacting TIFF at 800-984-0084 or by visiting TIFF’s website at www.tiff.org. Please read the prospectus carefully before investing. The SEC does not approve or disapprove of the securities mentioned in this report. Mutual fund investing involves risk. Principal loss is possible.

Item 2. Code of Ethics

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedure for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

During the reporting period, there were no material changes to the procedures by which members may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13. Exhibits

(a)(1) Code of Ethics is not applicable to this filing.

(a)(2) Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable to this filing.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a – 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TIFF Investment Program

By (Signature and Title)	/s/ Richard J. Flannery
Richard J. Flannery, President and Chief Executive Officer

Date	8/29/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard J. Flannery
Richard J. Flannery, President and Chief Executive Officer

Date	8/29/17

By (Signature and Title)	/s/ Katherine M. Billings
Katherine M. Billings, Treasurer and Chief Financial Officer

Date	8/29/17